UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number 811-03395

Franklin Federal Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:  4/30

Date of reporting period:  1/31/19

Item 1. Schedule of Investments.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

Statement of Investments, January 31, 2019 (unaudited)

	Principal
	Amount	Value

Municipal Bonds 98.4%
Alabama 1.4%
Alabama State Incentives Financing Authority Special Obligation Revenue, Series A, 5.00%, 9/01/42	$14,300,000	$15,393,092
Alabama State Port Authority Docks Facilities Revenue, Pre-Refunded, 6.00%, 10/01/40	6,000,000	6,425,040
Alabama State Public Health Care Authority Lease Revenue, Department of Public Health Facilities,
Refunding, 5.00%, 9/01/44	17,085,000	18,979,385
Birmingham Airport Authority Airport Revenue, AGMC Insured, 5.50%, 7/01/40	20,000,000	20,827,600
Birmingham Water Works Board Water Revenue,
Series B, 5.00%, 1/01/38	3,500,000	3,823,785
Series B, 5.00%, 1/01/43	8,000,000	8,718,320
Subordinate, Refunding, Series B, 5.00%, 1/01/43.	10,000,000	11,181,900
Chatom IDB Gulf Opportunity Zone Revenue,
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/30	5,250,000	5,456,693
PowerSouth Energy Cooperative, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/37	5,000,000	5,183,400
Chilton County Health Care Authority Limited Obligation Sales Tax Revenue, Chilton County Hospital
Project, Series A, 5.00%, 11/01/40	8,425,000	7,343,314
Limestone County Water and Sewer Authority Water Revenue, BAM Insured, 5.00%, 12/01/45.	10,500,000	11,607,330
Mobile Water and Sewer Commissioners Water and Sewer Revenue, Refunding, 5.00%, 1/01/36	11,300,000	12,411,694
Phenix City Water and Sewer Revenue, wts., Series A, AGMC Insured, 5.00%, 8/15/40	8,090,000	8,402,921
[a] University of South Alabama Revenue, University Facilities, Series A, BAM Insured, 5.00%, 4/01/49	5,000,000	5,541,150
		141,295,624
Alaska 0.9%
Alaska Municipal Bond Bank GO,
Refunding, Series Three, 5.25%, 10/01/36	16,045,000	18,341,681
Refunding, Series Three, 5.00%, 10/01/39	12,950,000	14,473,179
Alaska State Industrial Development and Export Authority Revenue, Providence Health and Services,
Series A, 5.00%, 10/01/40.	10,000,000	10,593,700
Alaska State International Airports System Revenue, Refunding, Series C, 5.00%, 10/01/33	12,565,000	13,092,604
Anchorage Electric Revenue, senior lien, Refunding, Series A, 5.00%, 12/01/41	8,875,000	9,826,844
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured
Guaranty, Pre-Refunded, 6.00%, 9/01/32	30,000,000	30,745,200
		97,073,208
Arizona 2.6%
Arizona Board of Regents Arizona State University System Revenue, Series C, 5.00%, 7/01/42	9,000,000	10,142,910
Arizona Board of Regents University of Arizona System Revenue, Speed, Stimulus Plan for Economic
and Educational Development, 5.00%, 8/01/44	10,000,000	11,088,200
Arizona State COP,
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/26	8,500,000	8,699,325
Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/27	14,440,000	14,755,081
Department of Administration, Series A, AGMC Insured, 5.25%, 10/01/28	10,000,000	10,234,500
Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/29	5,000,000	5,109,100
Department of Administration, Series B, AGMC Insured, 5.00%, 10/01/27	8,000,000	8,280,720
Arizona State Lottery Revenue, Department of Administration, Series A, AGMC Insured, 5.00%,
7/01/27	15,000,000	15,434,400
Glendale Municipal Property Corp. Excise Tax Revenue, Subordinate, Refunding, Series C, 5.00%,
7/01/38	15,500,000	16,970,330
Lake Havasu Wastewater System Revenue, senior lien, Refunding, Series B, AGMC Insured, 5.00%,
7/01/40	15,000,000	16,876,350
Maricopa County IDA Senior Living Facilities Revenue, Christian Care Retirement Apartments Inc.
Project, Refunding, Series A, 5.00%, 1/01/36	5,000,000	5,520,950
Maricopa County IDAR, Banner Health, Series A, 4.00%, 1/01/41	10,000,000	10,263,900
Maricopa County PCC, PCR, El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 2/01/40	10,000,000	10,042,500
Mesa Utility Systems Revenue, 4.00%, 7/01/36	19,000,000	19,617,120

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Arizona (continued)
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Refunding, Series D, 4.00%, 7/01/40	$25,000,000	$25,737,500
junior lien, Series A, Pre-Refunded, 5.00%, 7/01/40.	24,000,000	25,114,320
Phoenix Civic Improvement Corp. Distribution Revenue,
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/32	6,000,000	7,684,080
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/34	5,000,000	6,439,700
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/35	9,860,000	12,693,074
Phoenix Civic Improvement Corp. Water System Revenue, junior lien, Series A, Pre-Refunded, 5.00%,
7/01/34	10,000,000	10,138,900
Pima County Sewer System Revenue, Obligations, AGMC Insured, Pre-Refunded, 5.00%, 7/01/25	7,000,000	7,320,040
Pinal County Electrical District No. 3 Electric System Revenue, Pre-Refunded, 5.25%, 7/01/36	10,000,000	10,831,600
		268,994,600
Arkansas 0.5%
Bentonville School District No. 6 GO, Benton County, Construction and Refunding, Series B, 4.00%,
6/01/47	27,935,000	28,611,586
University of Arkansas Revenue,
Various Facilities, Fayetteville Campus, 5.00%, 11/01/47	6,500,000	7,354,555
Various Facilities, Fayetteville Campus, Series B, 5.00%, 11/01/37	3,100,000	3,365,019
Various Facilities, Fayetteville Campus, Series B, 5.00%, 11/01/42	9,360,000	10,138,845
		49,470,005
California 11.8%
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Series F-1, Pre-Refunded, 5.00%,
4/01/34	9,530,000	9,584,321
California Health Facilities Financing Authority Revenue,
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/24	5,000,000	5,183,550
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/38	8,000,000	8,266,400
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges Seismic
Retrofit, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	24,500,000	30,514,995
California State Economic Recovery GO, Series A, Pre-Refunded, 5.25%, 7/01/21	18,225,000	18,507,852
California State Educational Facilities Authority Revenue, Carnegie Institution of Washington,
Refunding, Series A, 5.00%, 7/01/40	24,525,000	25,569,274
California State GO,
Refunding, NATL Insured, 5.00%, 10/01/32	20,000	20,047
Various Purpose, 5.90%, 4/01/23	1,200,000	1,208,184
Various Purpose, 5.00%, 10/01/29.	15,000,000	15,325,350
Various Purpose, 6.00%, 4/01/38	64,630,000	65,052,680
Various Purpose, 6.00%, 11/01/39.	25,000,000	25,748,500
Various Purpose, 5.25%, 11/01/40.	50,000,000	52,731,000
Various Purpose, AGMC Insured, 6.00%, 4/01/38	30,000,000	30,196,200
Various Purpose, FGIC Insured, 6.00%, 5/01/20	850,000	859,223
Various Purpose, Pre-Refunded, 6.00%, 4/01/38.	35,370,000	35,627,140
Various Purpose, Refunding, 5.25%, 3/01/30	30,000,000	31,099,800
Various Purpose, Refunding, 6.00%, 3/01/33	12,000,000	12,561,720
Various Purpose, Refunding, 5.50%, 3/01/40	25,000,000	25,912,000
California State Public Works Board Lease Revenue,
Department of Education, Riverside Campus Project, Series B, Pre-Refunded, 6.125%, 4/01/28	2,740,000	2,760,468
Department of General Services, Office Buildings 8 and 9 Renovation, Series A, Pre-Refunded,
6.00%, 4/01/27	3,980,000	4,008,935
Department of General Services, Office Buildings 8 and 9 Renovation, Series A, Pre-Refunded,
6.125%, 4/01/29	5,000,000	5,037,350
Various Capital Projects, Series A, 5.00%, 4/01/30	18,000,000	19,615,500
Various Capital Projects, Series A, 5.00%, 4/01/33	12,475,000	13,550,719

|2

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State Public Works Board Lease Revenue, (continued)
Various Capital Projects, Series A, AGMC Insured, 5.00%, 4/01/28	$13,030,000	$14,220,291
Various Capital Projects, Series A, AGMC Insured, 5.00%, 4/01/29	21,000,000	22,898,190
Various Capital Projects, Series G, Subseries G-1, Assured Guaranty, Pre-Refunded, 5.25%,
10/01/24	5,000,000	5,122,250
Various Capital Projects, Series I, Pre-Refunded, 6.125%, 11/01/29	29,300,000	30,303,818
California Statewide CDA, PCR, Southern California Edison Co., Refunding, Series A, 4.50%, 9/01/29	14,830,000	15,045,925
Colton Joint USD, GO, San Bernardino and Riverside Counties, Election of 2008, Series A, Assured
Guaranty, Pre-Refunded, 5.375%, 8/01/34	25,000,000	25,475,250
Corona-Norco USD,
GO, Riverside County, Capital Appreciation, Election of 2006, Series C, AGMC Insured, 6.20%,
8/01/29	3,250,000	4,287,335
GO, Riverside County, Capital Appreciation, Election of 2006, Series C, AGMC Insured, 6.80%,
8/01/39	8,500,000	11,128,795
GO, Riverside County, Capital Appreciation, Election of 2006, Series C, AGMC Insured, zero cpn.,
8/01/39	7,500,000	3,300,225
East Side UHSD Santa Clara County GO, Election of 2008, Series B, Assured Guaranty, Pre-Refunded,
5.25%, 8/01/35	23,800,000	24,237,920
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.40% thereafter,
1/15/30	15,475,000	14,952,254
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 6.85% thereafter, 1/15/42.	20,000,000	18,464,400
Refunding, Series A, 5.75%, 1/15/46	25,000,000	28,077,500
Refunding, Series A, 6.00%, 1/15/49	20,000,000	22,917,200
Hartnell Community College District GO, Monterey and San Benito Counties, Capital Appreciation,
Election of 2002, Series D, Pre-Refunded, zero cpn., 8/01/39	45,000,000	10,387,800
Jefferson UHSD San Mateo County GO,
Capital Appreciation, Election of 2006, Series D, Pre-Refunded, zero cpn., 8/01/35	10,500,000	3,221,085
Capital Appreciation, Election of 2006, Series D, Pre-Refunded, zero cpn., 8/01/40	10,000,000	2,025,900
Capital Appreciation, Election of 2006, Series D, Pre-Refunded, zero cpn., 8/01/41	13,590,000	2,531,953
Los Angeles Community College District GO, Election of 2008, Series C, Pre-Refunded, 5.25%, 8/01/39 .	30,000,000	31,653,300
Los Angeles Department of Airports Revenue,
Los Angeles International Airport, Senior, Refunding, Series A, 5.00%, 5/15/40	25,485,000	26,465,918
Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/40.	50,000,000	51,924,500
Los Angeles Department of Water and Power Revenue, Power System, Series B, 5.00%, 7/01/31	20,000,000	22,546,400
Los Angeles USD, GO, Series KRY, 5.25%, 7/01/34	36,625,000	38,337,219
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	12,500,000	17,223,875
New Haven USD,
GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn., 8/01/31	2,055,000	1,372,082
GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn., 8/01/32	7,830,000	4,981,603
GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn., 8/01/33	7,660,000	4,646,173
Pomona USD, GO, Los Angeles County, Election of 2008, Series A, Assured Guaranty, Pre-Refunded,
5.00%, 8/01/29	5,585,000	5,680,950
Rialto USD, GO, Capital Appreciation, Election of 2010, Series A, AGMC Insured, zero cpn., 8/01/36	20,000,000	9,997,400
Richmond Joint Powers Financing Authority Lease Revenue, Civic Center Project, Refunding, Assured
Guaranty, 5.75%, 8/01/29	13,315,000	13,562,659
San Diego Public Facilities Financing Authority Water Revenue, Series B, Pre-Refunded, 5.375%,
8/01/34	15,000,000	15,285,150
[a] San Francisco City and County Airport Commission International Airport Revenue, Refunding, Second
Series A, 5.00%, 5/01/49	25,000,000	28,109,250
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.25%, 4/01/31	10,000,000	10,050,400

|3

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, senior lien, ETM, zero cpn., 1/01/23	$7,000,000	$6,544,230
senior lien, Refunding, Series A, 5.00%, 1/15/34	50,000,000	54,945,500
San Jose USD Santa Clara County GO, Election of 2012, Series E, 4.00%, 8/01/42	10,600,000	11,018,064
San Mateo UHSD,
GO, Capital Appreciation, Election of 2010, Refunding, Series A, zero cpn. to 9/01/28, 6.70%
thereafter, 9/01/41	20,000,000	18,003,400
GO, Capital Appreciation, Election of 2010, Series A, zero cpn. to 9/01/28, 6.45% thereafter,
9/01/33	6,065,000	5,100,240
San Mateo-Foster City School District GO, Capital Appreciation, Election of 2008, Series A, zero cpn. to
8/01/26, 6.625% thereafter, 8/01/42	50,000,000	44,785,500
Santa Ana USD,
GO, Orange County, Capital Appreciation, Election of 2008, Series B, Assured Guaranty, zero cpn.,
8/01/35	10,000,000	5,570,100
GO, Orange County, Capital Appreciation, Election of 2008, Series B, Assured Guaranty, zero cpn.,
8/01/36	18,865,000	9,985,999
GO, Orange County, Capital Appreciation, Election of 2008, Series B, Assured Guaranty, zero cpn.,
8/01/37	10,000,000	5,039,900
Santa Clara County GO, Election of 2008, Series A, Pre-Refunded, 5.00%, 8/01/34	25,000,000	25,435,750
Upland USD, GO, San Bernardino County, Election of 2008, Series B, Pre-Refunded, zero cpn., 8/01/39 .	50,075,000	13,745,588
Washington Township Health Care District Revenue, Series A, 6.25%, 7/01/39	3,000,000	3,040,350
West Contra Costa USD,
GO, Contra Costa County, Election of 2005, Series C-1, Assured Guaranty, zero cpn., 8/01/29.	10,000,000	7,408,100
GO, Contra Costa County, Election of 2005, Series C-1, Assured Guaranty, zero cpn., 8/01/30.	20,845,000	14,687,595
GO, Contra Costa County, Election of 2005, Series C-1, Assured Guaranty, zero cpn., 8/01/31.	20,000,000	13,370,000
GO, Contra Costa County, Election of 2005, Series C-1, Assured Guaranty, zero cpn., 8/01/32.	10,730,000	6,808,614
Whittier UHSD, GO, Los Angeles County, Capital Appreciation, Election of 2008, Refunding, Series A,
zero cpn., 8/01/34	20,000,000	7,680,200
		1,232,545,308
Colorado 2.6%
Colorado Health Facilities Authority Revenue,
Children’s Hospital Colorado Project, Series A, 5.00%, 12/01/41	5,000,000	5,524,900
Children’s Hospital Colorado Project, Series A, 5.00%, 12/01/44	10,200,000	11,242,950
The Evangelical Lutheran Good Samaritan Society Project, Refunding, Series A, 5.00%, 6/01/45	19,000,000	20,062,290
Hospital, Adventist Health System Sunbelt Obligated Group, Refunding, Series A, 5.00%, 11/15/41 .	30,505,000	33,607,358
Colorado State Health Facilities Authority Hospital Revenue, Adventist Health System/Sunbelt Obligated
Group, Series A, 5.00%, 11/15/48	12,000,000	13,385,040
Denver City and County Airport System Revenue,
Department of Aviation, Refunding, Subordinate, Series A, 5.00%, 12/01/38	12,000,000	13,667,040
Department of Aviation, Refunding, Subordinate, Series A, 5.00%, 12/01/43	11,000,000	12,351,570
Department of Aviation, Refunding, Subordinate, Series A, 5.25%, 12/01/48	26,000,000	29,614,780
Department of Aviation, Refunding, Subordinate, Series B, 5.25%, 11/15/33	16,405,000	18,441,025
Series C, NATL Insured, ETM, 6.125%, 11/15/25	3,590,000	4,327,278
Series C, NATL Insured, Pre-Refunded, 6.125%, 11/15/25	4,410,000	4,564,482
Denver City and County Dedicated Tax Revenue,
Capital Appreciation Bonds, Series A-2, zero cpn., 8/01/35	2,000,000	1,062,760
Capital Appreciation Bonds, Series A-2, zero cpn., 8/01/36	2,500,000	1,264,350
Capital Appreciation Bonds, Series A-2, zero cpn., 8/01/37	2,455,000	1,180,929
Capital Appreciation Bonds, Series A-2, zero cpn., 8/01/38	2,000,000	916,500
Current Interest Bonds, Series A-1, 5.00%, 8/01/48	39,690,000	44,331,349

|4

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Colorado (continued)
Park Creek Metropolitan District Revenue,
Senior Limited Property Tax Supported, Improvement, Assured Guaranty, Pre-Refunded, 6.25%,
12/01/30	$6,000,000	$6,224,040
Senior Limited Property Tax Supported, Refunding, Series A, 5.00%, 12/01/46	2,875,000	3,162,960
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	20,000,000	27,804,800
Regional Transportation District Sales Tax Revenue, FasTracks Project, Series A, 5.00%, 11/01/32.	10,000,000	11,034,200
University of Colorado Enterprise Revenue, Series A, Pre-Refunded, 5.375%, 6/01/32	3,500,000	3,542,560
		267,313,161
Delaware 0.0%†
Kent County Student Housing and Dining Facility Revenue,
CHF-Dover LLC- Delaware State University Project, Series A, 5.00%, 7/01/40	1,100,000	1,170,686
CHF-Dover LLC-Delaware State University Project, Series A, 5.00%, 7/01/48.	1,485,000	1,567,952
CHF-Dover LLC-Delaware State University Project, Series A, 5.00%, 7/01/53.	1,100,000	1,157,277
		3,895,915
District of Columbia 2.5%
District of Columbia Ballpark Revenue,
Series B-1, BHAC Insured, 5.00%, 2/01/24.	12,120,000	12,151,754
Series B-1, BHAC Insured, 5.00%, 2/01/25.	7,000,000	7,017,990
Series B-1, BHAC Insured, 5.00%, 2/01/26.	9,950,000	9,975,373
District of Columbia Hospital Revenue, Children’s Hospital Obligated Group Issue, Refunding, 5.00%,
7/15/40	6,830,000	7,478,918
District of Columbia Income Tax Secured Revenue,
Refunding, Series A, 5.00%, 12/01/31	10,000,000	10,392,800
Series A, 5.25%, 12/01/34	11,000,000	11,304,480
District of Columbia Revenue,
Assn. of American Medical Colleges Issue, Series B, 5.25%, 10/01/41	15,000,000	15,772,350
The Catholic University America Issue, Refunding, Series B, 5.00%, 10/01/42	20,660,000	22,875,372
The Catholic University America Issue, Refunding, Series B, 5.00%, 10/01/47	24,985,000	27,566,200
The Catholic University of America Issue, Refunding, 5.00%, 10/01/43	4,000,000	4,425,720
Deed Tax, Housing Production Trust Fund, New Communities Project, Series A, NATL Insured,
5.00%, 6/01/32	5,000,000	5,011,400
Georgetown University Issue, Growth and Income Securities, Pre-Refunded, AMBAC Insured,
5.00%, 4/01/32	15,370,000	16,440,060
National Academy of Sciences Project, Series A, Pre-Refunded, 5.00%, 4/01/35	10,905,000	11,315,791
National Academy of Sciences Project, Series A, Pre-Refunded, 5.00%, 4/01/40	16,960,000	17,598,883
National Public Radio Inc. Issue, Pre-Refunded, 5.00%, 4/01/35	7,750,000	8,032,875
District of Columbia Tobacco Settlement FICO Revenue, Asset-Backed, Refunding, 6.50%, 5/15/33	25,880,000	27,907,957
Metropolitan Washington Airports Authority Airport System Revenue,
Refunding, Series A, 5.00%, 10/01/35	5,000,000	5,221,600
Series A, 5.00%, 10/01/39	5,000,000	5,214,950
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Dulles Metrorail and Capital
Improvement Projects, Convertible Capital Appreciation, second senior lien, Series C, Assured
Guaranty, 6.50%, 10/01/41	25,000,000	31,139,750
		256,844,223
Florida 4.9%
Atlantic Beach Health Care Facilities Revenue,
Fleet Landing Project, Refunding, Series A, 5.00%, 11/15/48	3,000,000	3,158,700
Fleet Landing Project, Series A, 5.00%, 11/15/53	6,000,000	6,268,680
Brevard County Health Facilities Authority Health Facilities Revenue, Health First Inc. Project, Series B,
Pre-Refunded, 7.00%, 4/01/39.	6,500,000	6,554,860

|5

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
Broward County HFAR,
MFH, Heron Pointe Apartments Project, Series A, SPA FHLMC, 5.65%, 11/01/22	$330,000	$332,257
MFH, Heron Pointe Apartments Project, Series A, SPA FHLMC, 5.70%, 11/01/29	225,000	225,686
Cape Coral Water and Sewer Revenue,
Refunding, 5.00%, 10/01/39	10,000,000	11,335,300
Series A, AGMC Insured, Pre-Refunded, 5.00%, 10/01/42	21,510,000	23,340,931
Central Expressway Authority Revenue, senior lien, Refunding, 5.00%, 7/01/48	16,000,000	17,963,840
Citizens Property Insurance Corp. Revenue, Coastal Account, senior secured, Series A-1, 5.00%,
6/01/20	20,000,000	20,836,400
Clearwater City Water and Sewer Revenue, Series A, Pre-Refunded, 5.25%, 12/01/39	7,000,000	7,207,270
Cocoa Water and Sewer Revenue, System, Series B, 5.00%, 10/01/48	10,325,000	11,812,110
Dade County HFA, MFMR, Siesta Pointe Apartments, Series A, AGMC Insured, SPA FHLMC, 5.75%,
9/01/29	1,890,000	1,908,843
Deltona Utility System Revenue, Refunding, AGMC Insured, 5.125%, 10/01/39	5,000,000	5,545,700
Florida State Board of Education GO, Public Education Capital Outlay, Refunding, Series D, 6.00%,
6/01/23	17,500,000	20,632,500
Florida State Municipal Loan Council Revenue, Series D, AGMC Insured, 5.50%, 10/01/41	4,750,000	5,160,162
Gainesville Utilities System Revenue, Series A, 5.00%, 10/01/36.	7,150,000	8,327,605
Hillsborough County Aviation Authority Revenue,
Tampa International Airport, Passenger Facility Charge, Subordinated, Series A, 5.00%, 10/01/48	20,000,000	22,231,800
Tampa International Airport, Subordinated, Refunding, Series B, 5.00%, 10/01/44	10,000,000	11,093,800
Hillsborough County School Board COP, Master Lease Program, Refunding, Series A, 5.00%, 7/01/28	520,000	569,520
Lee Memorial Health System Hospital Revenue, Series A, AMBAC Insured, 5.00%, 4/01/37	11,000,000	11,030,140
Martin County Health Facilities Authority Hospital Revenue,
Martin Memorial Medical Center, 5.50%, 11/15/42	3,800,000	4,055,626
Martin Memorial Medical Center, AGMC Insured, 5.50%, 11/15/42	3,800,000	4,104,228
Miami Beach RDA Tax Increment Revenue, City Center/Historic Convention Village, Refunding, Series
A, AGMC Insured, 5.00%, 2/01/44	12,000,000	13,328,160
Miami Beach Resort Tax Revenue, 5.00%, 9/01/40	11,000,000	12,457,940
Miami-Dade County Aviation Revenue, Miami International Airport, Hub of the Americas, Series A,
Pre-Refunded, 5.50%, 10/01/36	20,000,000	20,501,600
Miami-Dade County Expressway Authority Toll System Revenue,
Refunding, Series A, 5.00%, 7/01/29	10,000,000	10,924,700
Refunding, Series A, 5.00%, 7/01/32	6,375,000	6,942,566
Series A, 5.00%, 7/01/40	30,265,000	31,411,741
Miami-Dade County School Board COP,
Master Lease Purchase Agreement, Refunding, Series A, 5.00%, 5/01/31	10,000,000	11,038,000
Master Lease Purchase Agreement, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 2/01/27	10,000,000	10,000,000
Miami-Dade County Special Obligation Revenue,
sub. bond, Refunding, Series B, 5.00%, 10/01/31	5,000,000	5,472,750
sub. bond, Refunding, Series B, 5.00%, 10/01/32	4,500,000	4,923,810
sub. bond, Refunding, Series B, 5.00%, 10/01/35	3,250,000	3,544,158
Miami-Dade County Transit System Sales Surtax Revenue, Refunding, 5.00%, 7/01/35	7,000,000	7,849,520
Miami-Dade County Water and Sewer System Revenue, Refunding, Series A, 5.00%, 10/01/42	20,000,000	21,737,000
Orange County Health Facilities Authority Revenue,
Hospital, Orlando Health Obligated Group, Refunding, Series A, 5.00%, 10/01/39.	6,000,000	6,599,760
[a] Hospital, Orlando Health Obligated Group, Series A, 5.00%, 10/01/47	5,000,000	5,523,450
Presbyterian Retirement Communities Project, 5.00%, 8/01/47	14,000,000	14,889,280
Orange County School Board COP, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/34.	15,000,000	15,286,800
Orlando-Orange County Expressway Authority Revenue,
Series A, Pre-Refunded, 5.00%, 7/01/40	3,005,000	3,142,389
Series A, Pre-Refunded, 5.00%, 7/01/40	1,995,000	2,084,775
Series C, Pre-Refunded, 5.00%, 7/01/40	15,000,000	15,685,800

|6

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
Pinellas County Sewer Revenue, AGMC Insured, 5.00%, 10/01/32	$610,000	$611,690
South Broward Hospital District Revenue, Hospital, South Broward Hospital District Obligated Group,
5.00%, 5/01/45	20,715,000	23,236,223
South Lake County Hospital District Revenue, South Lake Hospital Inc., Series A, 6.25%, 4/01/39	5,735,000	5,766,485
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida, Refunding,
5.00%, 8/15/42	15,000,000	16,764,150
St. Petersburg Public Utility Revenue, Refunding, 4.00%, 10/01/43	15,000,000	15,485,250
Sunrise Utilities System Revenue, AMBAC Insured, Pre-Refunded, 5.20%, 10/01/22	860,000	890,186
Tampa-Hillsborough County Expressway Authority Revenue, 5.00%, 7/01/47	10,000,000	11,133,400
Tohopekaliga Water Authority Utility System Revenue, Refunding, 5.00%, 10/01/46	5,000,000	5,639,400
Town of Davie Water and Sewer Revenue, AGMC Insured, 5.00%, 10/01/32	8,575,000	9,221,383
		515,788,324
Georgia 3.7%
Albany Dougherty Payroll Development Authority Revenue, Darton College Project, AGMC Insured,
5.75%, 6/15/41	5,550,000	5,817,122
Atlanta Airport General Revenue,
Refunding, Series C, 6.00%, 1/01/30	15,000,000	16,167,450
Series A, AGMC Insured, 5.00%, 1/01/40	9,215,000	9,462,423
The Atlanta Development Authority Revenue,
New Downtown Atlanta Stadium Project, senior lien, Series A-1, 5.25%, 7/01/44	3,000,000	3,377,760
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/24	6,385,000	6,897,013
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/25	6,955,000	7,592,565
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26	5,000,000	5,485,500
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/27	5,000,000	5,521,350
Atlanta Water and Wastewater Revenue,
Refunding, 5.00%, 11/01/40	29,500,000	32,923,180
Refunding, Series A, 5.00%, 11/01/40	4,655,000	5,342,869
Refunding, Series A, 5.00%, 11/01/41	4,845,000	5,548,930
Refunding, Series B, AGMC Insured, 5.25%, 11/01/34	10,545,000	10,802,825
Refunding, Series B, AGMC Insured, 5.375%, 11/01/39	7,940,000	8,138,421
Refunding, Series C, 4.00%, 11/01/38	13,550,000	14,191,186
Series A, Pre-Refunded, 6.25%, 11/01/34	20,000,000	20,680,800
Series B, AGMC Insured, Pre-Refunded, 5.25%, 11/01/34	19,455,000	19,974,448
Series B, AGMC Insured, Pre-Refunded, 5.375%, 11/01/39	15,060,000	15,475,957
Burke County Development Authority PCR,
Oglethorpe Power Corp. Vogtle Project, Refunding, Series C, 4.125%, 11/01/45	2,500,000	2,438,500
Oglethorpe Power Corp. Vogtle Project, Refunding, Series D, 4.125%, 11/01/45	18,500,000	18,042,310
Clarke County Hospital Authority Revenue, Piedmont Health Care Inc. Project, Refunding, Series A,
5.00%, 7/01/46	10,835,000	11,879,819
DeKalb Newton and Gwinnett County Joint Development Authority Revenue, GGC Foundation LLC
Project, Pre-Refunded, 6.00%, 7/01/34	10,000,000	10,175,200
Fayette County Hospital Authority Revenue, Anticipation Certificates, Piedmont Fayette Hospital Project,
Refunding, Series A, 5.00%, 7/01/39	11,420,000	12,439,007
Fulton County Development Authority Hospital Revenue, Anticipation Certificates, Wellstar Health
System Inc. Project, Series A, 5.00%, 4/01/47	5,000,000	5,453,900
Fulton County Development Authority Revenue, Piedmont Healthcare Inc. Project, Refunding, Series A,
5.00%, 7/01/46	11,005,000	12,066,212
Gainesville and Hall County Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia
Health System Inc. Project, Refunding, Series A, 5.00%, 2/15/45.	13,040,000	14,312,704
Georgia State GO, Series A-2, 4.00%, 2/01/36	10,000,000	10,632,700

|7

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Georgia (continued)
Georgia State Higher Education Facilities Authority Revenue,
USG Real Estate Foundation II LLC Project, Series A, 5.50%, 6/15/34.	$7,800,000	$7,902,492
USG Real Estate Foundation II LLC Project, Series A, Pre-Refunded, 5.50%, 6/15/34	2,200,000	2,230,536
USG Real Estate Foundation III LLC Project, Series A, 5.00%, 6/15/40	3,700,000	3,828,205
USG Real Estate Foundation III LLC Project, Series A, Assured Guaranty, 5.00%, 6/15/38.	6,845,000	7,090,599
USG Real Estate Foundation III LLC Project, Series A, Assured Guaranty, Pre-Refunded, 5.00%,
6/15/38	2,405,000	2,509,834
USG Real Estate Foundation III LLC Project, Series A, Pre-Refunded, 5.00%, 6/15/40	1,300,000	1,357,564
Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates, Southeast Georgia
Health System Project, 5.00%, 8/01/47	2,250,000	2,425,770
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%, 9/15/28	5,000,000	6,145,000
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare
System Inc. Project, AGMC Insured, Pre-Refunded, 5.00%, 8/01/41.	7,500,000	7,851,675
Private Colleges and Universities Authority Revenue,
Emory University, Refunding, Series A, 5.00%, 9/01/41	10,000,000	10,697,000
Emory University, Refunding, Series A, 5.00%, 10/01/43	10,000,000	11,041,800
Emory University, Refunding, Series C, 5.25%, 9/01/39	21,000,000	21,414,750
Savannah EDA Revenue, SSU Community Development I LLC Project, Assured Guaranty, 5.75%,
6/15/41	10,000,000	10,494,900
		385,830,276
Hawaii 0.6%
Hawaii State Airports System Revenue, Series A, 5.00%, 7/01/43	15,000,000	16,700,850
Hawaii State Department of Budget and Finance Special Purpose Revenue, Hawaiian Electric Co. Inc.
and Subsidiary Projects, 6.50%, 7/01/39	7,500,000	7,634,475
Honolulu City and County Wastewater System Revenue,
First Bond Resolution, Senior Series A, 5.00%, 7/01/47	25,000,000	28,347,000
First Bond Resolution, Senior Series A, Pre-Refunded, 5.00%, 7/01/38	10,000,000	10,785,200
		63,467,525
Idaho 0.1%
[a] Idaho Health Facilities Authority Hospital Revenue, Trinity Health Credit Group, Series D, 4.00%,
12/01/43	6,000,000	6,053,040
Idaho State Health Facilities Authority Revenue,
St. Luke’s Health System Project, Refunding, Series A, 5.00%, 3/01/36	4,200,000	4,719,624
St. Luke’s Health System Project, Refunding, Series A, 5.00%, 3/01/37	3,500,000	3,908,835
		14,681,499
Illinois 3.9%
Bolingbrook GO, Will and DuPage Counties, Capital Appreciation, Refunding, Series A, zero cpn.,
1/01/36	19,000,000	8,351,640
Chicago GO, Lakefront Millennium Project, Parking Facilities, NATL Insured, ETM, 5.75%, 1/01/23	8,955,000	10,075,897
Chicago Midway Airport Revenue,
Refunding, Series B, 5.00%, 1/01/46	18,420,000	19,879,048
Refunding, Series C, Assured Guaranty, 5.50%, 1/01/24	15,780,000	17,359,736
Chicago O’Hare International Airport Revenue,
General Airport, senior lien, Series D, 5.25%, 1/01/42	10,000,000	11,206,800
General Airport, senior lien, Series D, 5.00%, 1/01/47	18,000,000	19,733,400
General Airport, third lien, Series A, 5.75%, 1/01/39	840,000	891,030
General Airport, third lien, Series A, Pre-Refunded, 5.75%, 1/01/39	4,160,000	4,479,030
General Airport, third lien, Series C, Assured Guaranty, 5.25%, 1/01/35	39,485,000	40,601,241
Chicago Transit Authority Sales Tax Receipts Revenue, 5.25%, 12/01/40	10,000,000	10,515,900

|8

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Illinois (continued)
Illinois State Finance Authority Revenue,
Art Institute of Chicago, Refunding, Series A, 5.25%, 3/01/40	$16,000,000	$16,556,960
Carle Foundation, Refunding, Series A, 5.00%, 2/15/45	20,000,000	21,699,400
Mercy Health System Corp., Refunding, 5.00%, 12/01/46.	30,000,000	31,945,800
Riverside Health System, Pre-Refunded, 6.25%, 11/15/35	2,930,000	3,032,609
Riverside Health System, Refunding, 6.25%, 11/15/35	2,070,000	2,135,909
Southern Illinois HealthCare Enterprise Inc., AGMC Insured, Pre-Refunded, 5.375%, 3/01/35	8,500,000	8,827,505
Illinois State Finance Authority Student Housing Revenue,
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	15,897,300
CHF-Normal LLC, Illinois State University Project, Pre-Refunded, 7.00%, 4/01/43	7,500,000	8,313,300
Illinois State GO,
AGMC Insured, 5.00%, 3/01/27.	11,500,000	12,222,775
Refunding, AGMC Insured, 5.00%, 1/01/23	10,000,000	10,248,400
Illinois State Toll Highway Authority Revenue, Toll Highway, Senior, Refunding, Series A-1, 5.00%,
1/01/31	10,245,000	10,514,443
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
McCormick Place Expansion Project, Capital Appreciation, Refunding, Series B, NATL Insured,
5.50%, 6/15/20	1,080,000	1,088,068
McCormick Place Expansion Project, Capital Appreciation, Refunding, Series B, NATL Insured,
5.55%, 6/15/21	2,540,000	2,559,025
McCormick Place Expansion Project, Capital Appreciation, Series B, NATL Insured, 5.65%,
6/15/22	24,500,000	26,824,805
McCormick Place Expansion Project, Capital Appreciation, Series B, NATL Insured, ETM, 5.65%,
6/15/22	2,855,000	3,214,130
McCormick Place Expansion Project, Capital Appreciation, Series B, NATL Insured, ETM, 5.65%,
6/15/22	2,645,000	2,973,112
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place Convention
Center, ETM, 7.00%, 7/01/26	10,995,000	13,220,718
Railsplitter Tobacco Settlement Authority Revenue, Pre-Refunded, 6.00%, 6/01/28	14,530,000	15,927,059
Regional Transportation Authority GO, Cook DuPage Kane Lake McHenry and Will Counties, Series A,
AMBAC Insured, 7.20%, 11/01/20	325,000	346,349
Southwestern Illinois Development Authority Revenue,
Capital Appreciation, Local Government Program, AGMC Insured, zero cpn., 12/01/24	3,850,000	3,236,926
Capital Appreciation, Local Government Program, AGMC Insured, zero cpn., 12/01/26	7,700,000	5,996,991
St. Clair County School District No. 189 East St. Louis GO, Alternate Revenue Source, Refunding,
AMBAC Insured, 5.125%, 1/01/28	7,135,000	7,138,211
University of Illinois University Revenue,
Auxiliary Facilities System, Refunding, Series A, 5.125%, 4/01/36	2,950,000	3,082,898
Auxiliary Facilities System, Refunding, Series A, 5.25%, 4/01/41.	5,000,000	5,230,750
Auxiliary Facilities System, Series A, Pre-Refunded, 5.75%, 4/01/38	7,000,000	7,044,730
Upper Illinois River Valley Development Authority MFHR,
Prairie View and Timber Oaks Apartments, Series A1, 5.00%, 12/01/43	8,550,000	8,597,453
Prairie View and Timber Oaks Apartments, Series A1, 5.00%, 12/01/54	11,000,000	10,944,670
Upper River Valley Development Authority Environmental Facilities Revenue, General Electric Co.
Project, 5.45%, 2/01/23.	3,600,000	3,608,136
		405,522,154

|9

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Indiana 2.6%
Hammond Multi-School Building Corp. Revenue, Lake County, first mortgage, 5.00%, 7/15/38	$3,000,000	$3,321,210
Indiana Bond Bank Revenue, Special Program, Hendricks Regional Health Project, Series A, 5.50%,
2/01/29	9,000,000	9,027,810
Indiana Finance Authority Revenue,
Baptist Homes of Indiana Senior Living, Series A, 5.25%, 11/15/46.	11,955,000	12,633,685
Baptist Homes of Indiana Senior Living, Series A, 5.00%, 11/15/48.	5,000,000	5,187,700
Baptist Homes of Indiana Senior Living, Series A, 5.00%, 11/15/53.	10,000,000	10,295,600
Deaconess Health System Obligated Group, Refunding, Series A, 5.00%, 3/01/39	5,000,000	5,472,950
Educational Facilities, Marian University Project, 6.375%, 9/15/41	12,500,000	13,213,250
Stadium Project, Refunding, Series A, 5.25%, 2/01/37	10,000,000	11,677,600
Indiana Finance Authority Wastewater Utility Revenue,
[a] Citizens Wastewater of Westfield Project, Series A, 5.00%, 10/01/48	14,160,000	16,048,802
CWA Authority Project, first lien, Refunding, Series A, 5.00%, 10/01/39	30,000,000	33,865,800
CWA Authority Project, first lien, Series A, 5.00%, 10/01/37	5,000,000	5,459,900
CWA Authority Project, first lien, Series A, 5.25%, 10/01/38	12,000,000	12,959,040
CWA Authority Project, first lien, Series A, 4.00%, 10/01/42	24,690,000	24,965,541
Indiana State Finance Authority Environmental Revenue, Duke Energy Indiana Inc. Project, Refunding,
Series B, 6.00%, 8/01/39.	10,000,000	10,202,200
Indiana State Finance Authority Hospital Revenue, Deaconess Hospital Obligated Group, Series A,
Pre-Refunded, 6.75%, 3/01/39.	9,750,000	9,786,855
Indiana State Municipal Power Agency Revenue,
Power Supply System, Refunding, Series A, 4.00%, 1/01/42.	5,860,000	6,022,615
Power Supply System, Refunding, Series A, 5.00%, 1/01/42.	21,290,000	23,769,433
Indianapolis Local Public Improvement Bond Bank Revenue,
Pilot Infrastructure Project, Refunding, Series C, 5.00%, 1/01/40.	23,225,000	26,250,289
Pilot Infrastructure Project, Series F, AGMC Insured, Pre-Refunded, 5.00%, 1/01/35	10,000,000	10,298,800
Indianapolis Water System Revenue, first lien, Refunding, Series B, 5.00%, 10/01/37	15,000,000	17,148,750
Northern Indiana Commuter Transportation District Revenue, Limited Obligation, 5.00%, 7/01/41	6,000,000	6,641,400
University of Southern Indiana Revenue, Student Fee, Series J, Assured Guaranty, Pre-Refunded,
5.75%, 10/01/28.	2,000,000	2,053,420
		276,302,650
Iowa 0.3%
Iowa State Finance Authority Revenue,
Green Bond, Refunding, 5.00%, 8/01/42	16,000,000	18,318,560
UnityPoint Health, Refunding, Series B, 5.00%, 2/15/48	7,500,000	8,290,875
		26,609,435
Kansas 0.8%
Butler County USD No. 490 GO, School Building, El Dorado, Series B, BAM Insured, 4.00%, 9/01/43	10,000,000	10,269,600
Kansas State Development Finance Authority Hospital Revenue,
Adventist Health System/Sunbelt Obligated Group, Series C, Pre-Refunded, 5.75%, 11/15/38	6,110,000	6,302,831
Adventist Health System/Sunbelt Obligated Group, Series C, Pre-Refunded, 5.75%, 11/15/38	140,000	144,196
University of Kansas Hospital Authority Health Facilities Revenue, Kansas University Health System,
Refunding, Series A, 5.00%, 3/01/47	23,115,000	25,398,531
Wyandotte County Kansas City Unified Government Utility System Revenue,
Improvement, Refunding, Series A, 5.00%, 9/01/44	3,000,000	3,317,220
Improvement, Series A, 5.00%, 9/01/45	10,000,000	11,191,500
Improvement, Series A, BHAC Insured, Pre-Refunded, 5.25%, 9/01/34	5,000,000	5,013,950
Improvement, Series C, 5.00%, 9/01/41	5,000,000	5,544,250
Improvement, Series C, 5.00%, 9/01/46	16,565,000	18,298,196
		85,480,274

|10

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Kentucky 0.3%
Kentucky State Municipal Power Agency Power System Revenue,
Prairie State Project, Refunding, Series A, NATL Insured, 5.00%, 9/01/35	$7,750,000	$8,566,307
Prairie State Project, Refunding, Series A, NATL Insured, 5.00%, 9/01/42	10,000,000	11,147,300
Paducah Electric Plant Board Revenue, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 10/01/35	7,000,000	7,040,390
		26,753,997
Louisiana 2.2%
East Baton Rouge Sewerage Commission Revenue, Series A, Pre-Refunded, 5.25%, 2/01/39	6,000,000	6,000,000
Lafayette Communications System Revenue, Refunding, AGMC Insured, 5.00%, 11/01/30.	5,000,000	5,734,150
Lafayette Public Trust Financing Authority Revenue,
Ragin’ Cajun Facilities Inc. Housing and Parking Project, AGMC Insured, Pre-Refunded, 5.00%,
10/01/25	5,500,000	5,795,405
Ragin’ Cajun Facilities Inc. Housing and Parking Project, AGMC Insured, Pre-Refunded, 5.50%,
10/01/35	6,000,000	6,371,100
Ragin’ Cajun Facilities Inc. Housing and Parking Project, AGMC Insured, Pre-Refunded, 5.50%,
10/01/41	15,000,000	15,927,750
Louisiana Local Government Environmental Facilities and CDA Revenue,
East Baton Rouge Sewerage Commission Projects, sub. lien, Series A, 5.00%, 2/01/44	5,820,000	6,389,836
LCTCS Act 360 Project, 5.00%, 10/01/39	10,000,000	11,145,300
LCTCS Facilities Corp. Project, Series B, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/26.	2,750,000	2,810,005
Southeastern Louisiana University, Student Union/University Facilities Inc. Project, Series A, AGMC
Insured, 5.00%, 10/01/40	8,545,000	8,896,200
Louisiana Public Facilities Authority Hospital Revenue,
Franciscan Missionaries of Our Lady Health System Project, Series A, 5.00%, 7/01/47	35,000,000	38,181,850
Franciscan Missionaries of Our Lady Health System Project, Series A, Pre-Refunded, 6.75%,
7/01/39	10,000,000	10,205,200
Louisiana Public Facilities Authority Revenue,
Ochsner Clinic Foundation Project, Pre-Refunded, 6.75%, 5/15/41	15,500,000	17,217,245
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/42	20,000,000	21,631,200
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/47	7,500,000	8,006,850
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	10,000,000	11,584,200
Louisiana State Gasoline and Fuels Tax Revenue, second lien, Series B, Pre-Refunded, 5.00%, 5/01/45 .	13,690,000	14,242,391
Louisiana State Public Facilities Authority Lease Revenue,
Provident Group, Flagship Properties LLC, Louisiana State University Nicholson Gateway Project,
Series A, 5.00%, 7/01/51	15,000,000	16,042,350
Provident Group-Flagship Properties LLC, Louisiana State University Nicholson Gateway Project,
Series A, 5.00%, 7/01/56	11,295,000	11,982,866
New Orleans Aviation Board Revenue, General Airport, North Terminal Project, Series B, 5.00%,
1/01/48	4,000,000	4,356,440
Shreveport Water and Sewer Revenue, Series B, 5.00%, 12/01/41	10,000,000	10,946,900
		233,467,238
Maine 0.6%
Maine Health and Higher Educational Facilities Authority Revenue, MaineHealth Issue, Refunding,
Series A, 5.00%, 7/01/43	3,000,000	3,340,170
Maine State Educational Loan Authority Student Loan Revenue, Supplemental Education Loan
Program, Series A-3, Assured Guaranty, 5.875%, 12/01/39	12,665,000	12,795,956
Maine State Health and Higher Educational Facilities Authority Revenue,
Maine General Medical Center Issue, 6.75%, 7/01/36	4,250,000	4,540,828
Maine General Medical Center Issue, 7.00%, 7/01/41	10,000,000	10,746,100
Maine State Turnpike Authority Revenue, 5.00%, 7/01/47	15,500,000	17,669,690

|11

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Maine (continued)
Portland Airport Revenue,
General, AGMC Insured, 5.25%, 1/01/35	$3,000,000	$3,082,050
General, AGMC Insured, 5.00%, 1/01/40	6,000,000	6,144,660
		58,319,454
Maryland 0.8%
Baltimore Revenue,
Mayor and City Council of Baltimore, Wastewater Projects, Series C, 5.00%, 7/01/38	5,000,000	5,583,700
Mayor and City Council of Baltimore, Wastewater Projects, Series C, 5.00%, 7/01/43	10,000,000	11,108,700
Mayor and City Council of Baltimore, Water Projects, Subordinate, Refunding, Series C, 5.00%,
7/01/39	10,000,000	11,132,500
Mayor and City Council of Baltimore, Water Projects, Subordinate, Refunding, Series C, 5.00%,
7/01/44	10,000,000	11,058,100
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/39	9,430,000	10,443,914
Mayor and City Council of Baltimore, Water Projects, Subordinate, Series A, 5.00%, 7/01/44	5,500,000	6,070,570
Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22	5,000,000	5,017,450
Maryland State Health and Higher Educational Facilities Authority Revenue,
Adventist HealthCare Issue, Series A, 5.50%, 1/01/46	12,500,000	13,849,375
Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/39.	3,000,000	3,060,930
LifeBridge Health Issue, Refunding, 4.00%, 7/01/42.	3,000,000	3,053,580
Medstar Health Issue, Series A, 5.00%, 5/15/42	7,500,000	8,240,025
University of Maryland Medical System Issue, Series B, NATL Insured, ETM, 7.00%, 7/01/22	120,000	135,236
		88,754,080
Massachusetts 2.9%
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding, Senior Series A, 5.00%,
7/01/28	10,000,000	12,367,700
Massachusetts Development Finance Agency Revenue,
Brandeis University Issue, Refunding, Series O-1, 5.00%, 10/01/40	19,865,000	20,298,454
Dana-Farber Cancer Institute Issue, Series N, 5.00%, 12/01/41	10,135,000	11,262,519
Partners HealthCare System Issue, Refunding, Series Q, 5.00%, 7/01/47	15,000,000	16,590,750
Partners HealthCare System Issue, Refunding, Series S, 4.00%, 7/01/41	15,415,000	15,657,324
Wellesley College Issue, Series J, 5.00%, 7/01/42	10,000,000	10,842,400
Massachusetts State Department of Transportation Metropolitan Highway System Revenue, Senior,
Refunding, Series B, 5.00%, 1/01/37	31,000,000	31,801,350
Massachusetts State Educational Financing Authority Education Loan Revenue,
Issue I, 6.00%, 1/01/28	4,970,000	5,094,349
Issue K, Refunding, 5.25%, 7/01/29	5,500,000	5,870,315
Massachusetts State GO,
Consolidated Loan of 2016, Series G, 4.00%, 9/01/42	20,000,000	20,512,400
Consolidated Loan of 2017, Green Bonds, Series B, 5.00%, 4/01/47	12,335,000	13,879,959
Consolidated Loan of 2019, Series A, 5.25%, 1/01/44	10,000,000	11,747,200
Series A, 5.00%, 1/01/41	15,000,000	17,153,100
Series A, 5.00%, 1/01/46	10,000,000	11,360,400
Massachusetts State Health and Educational Facilities Authority Revenue,
Berklee College of Music Issue, Refunding, Series A, 5.00%, 10/01/37	490,000	491,392
CareGroup Issue, Series A, NATL Insured, Pre-Refunded, 5.00%, 7/01/25.	750,000	795,172
Northeastern University Issue, Series A, 5.00%, 10/01/35	20,000,000	20,848,600
Springfield College Issue, Pre-Refunded, 5.50%, 10/15/31	1,710,000	1,755,400
Springfield College Issue, Pre-Refunded, 5.625%, 10/15/40	7,000,000	7,191,940
Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Subordinate, Refunding,
Series A, 4.00%, 2/15/43	10,750,000	11,020,470

|12

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Massachusetts (continued)
Massachusetts State Transportation Fund Revenue,
Accelerated Bridge Program, Series A, 4.00%, 6/01/35	$10,000,000	$10,293,000
Rail Enhancement and Accelerated Bridge Programs, Series A, 5.00%, 6/01/47	25,055,000	28,288,097
Massachusetts State Water Pollution Abatement Trust Revenue,
MWRA Program, Series A, 5.00%, 8/01/32.	225,000	225,585
Water Pollution Abatement, MWRA Program, Subordinate, Refunding, Series A, 5.75%, 8/01/29	450,000	451,526
University of Massachusetts Building Authority Project Revenue, Senior Series 1, 5.00%, 11/01/39.	20,000,000	22,295,400
		308,094,802
Michigan 2.4%
Detroit City School District GO,
School Building and Site Improvement, Refunding, Series A, 5.00%, 5/01/30	1,245,000	1,349,381
School Building and Site Improvement, Refunding, Series A, 5.00%, 5/01/33	1,500,000	1,619,415
Detroit Sewage Disposal System Revenue, second lien, Series B, NATL Insured, 5.00%, 7/01/36	10,000	10,024
Detroit Water and Sewerage Department Sewage Disposal System Revenue,
senior lien, Refunding, Series A, 5.25%, 7/01/39	12,000,000	12,936,960
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 7/01/39	10,000,000	10,703,400
Detroit Water Supply System Revenue,
second lien, Series B, AGMC Insured, Pre-Refunded, 7.00%, 7/01/36	5,000,000	5,107,850
senior lien, Series B, NATL Insured, 5.00%, 7/01/34	10,000	10,025
Jackson County Hospital Finance Authority Revenue, W.A. Foote Memorial Hospital, Series C, Assured
Guaranty, Pre-Refunded, 5.00%, 6/01/26	15,000,000	15,635,400
Michigan Finance Authority Revenue,
Hospital, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	20,925,000	22,702,788
Hospital, Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/39	29,610,000	31,524,286
Hospital, Trinity Health Credit Group, Series MI, Pre-Refunded, 5.00%, 12/01/39	140,000	152,445
Michigan Hospital Finance Authority Revenue,
Ascension Health Senior Credit Group, Refunding, Series F-8, 5.00%, 11/15/47	10,000,000	11,070,900
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.00%, 6/01/29	4,000,000	4,056,680
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.125%, 6/01/39	5,000,000	5,072,850
Trinity Health Credit Group, Refunding, Series A-1, 6.50%, 12/01/33	745,000	746,021
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/34	9,230,000	9,940,064
Trinity Health Credit Group, Series C, Pre-Refunded, 5.00%, 12/01/34	770,000	849,687
Michigan State Building Authority Revenue,
Facilities Program, Refunding, Series I-A, 5.375%, 10/15/36.	6,730,000	7,302,992
Facilities Program, Refunding, Series I-A, 5.25%, 10/15/44	20,655,000	23,079,071
Facilities Program, Series H, 5.125%, 10/15/33.	12,500,000	12,769,625
Facilities Program, Series H, AGMC Insured, 5.00%, 10/15/26	5,000,000	5,106,350
Michigan State GO,
Environmental Program, Series A, Pre-Refunded, 6.00%, 11/01/24	1,000,000	1,010,560
Environmental Program, Series A, Pre-Refunded, 5.50%, 11/01/25	1,000,000	1,009,360
Michigan State Strategic Fund Limited Obligation Revenue,
The Detroit Edison Co. Exempt Facilities Project, Refunding, Series KT, 5.625%, 7/01/20	7,000,000	7,341,530
The Detroit Edison Co. Pollution Control Bonds Project, Refunding, Collateralized, Series BB,
AMBAC Insured, 7.00%, 5/01/21	250,000	275,980
I-75 Improvement Project, 5.00%, 12/31/43	10,000,000	10,922,300
Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset-Backed, Senior,
Series A, 6.00%, 6/01/34	40,000,000	39,719,200
Royal Oak Hospital Finance Authority Hospital Revenue, William Beaumont Hospital Obligated Group,
Series W, Pre-Refunded, 6.375%, 8/01/29.	10,000,000	10,226,400
		252,251,544

|13

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Mississippi 1.1%
Medical Center Educational Building Corp. Revenue, University of Mississippi Medical Center,
Refunding, Series A, 5.00%, 6/01/47	$25,000,000	$27,820,500
Mississippi Business Finance Corp. PCR, System Energy Resource Inc. Project, Refunding, 5.875%,
4/01/22	27,930,000	27,983,905
Mississippi Development Bank Special Obligation Revenue,
City of Jackson Capital City Convention Center Project, Refunding, Series A, 5.00%, 3/01/36	10,000,000	11,449,000
City of Jackson Water and Sewer System Project, AGMC Insured, 6.875%, 12/01/40	3,400,000	4,029,510
Mississippi Hospital Equipment and Facilities Authority Revenue,
Baptist Memorial Health Care, Series A, 5.00%, 9/01/36	6,350,000	6,886,448
Baptist Memorial Health Care, Series A, 5.00%, 9/01/46	34,000,000	36,224,960
		114,394,323
Missouri 0.4%
Bi-State Development Agency Missouri-Illinois Metropolitan District Mass Transit Sales Tax
Appropriation Revenue, Metrolink Cross County Extension Project, Refunding, Assured Guaranty,
5.00%, 10/01/39.	6,000,000	6,116,160
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
Mercy Health, Series F, 5.00%, 11/15/45	25,000,000	27,232,500
SSM Health, Series A, 5.00%, 6/01/48	7,500,000	8,300,025
[a] Missouri State Health and Educational Facilities Authority Revenue, Senior Living Facilities, Lutheran
Senior Service Projects, Series A, 5.00%, 2/01/42	4,000,000	4,236,200
		45,884,885
Montana 0.2%
Montana State Facility Finance Authority Health Care Facilities Revenue, Kalispell Regional Medical
Center Obligated Group, Series B, 5.00%, 7/01/43	4,000,000	4,333,760
Montana State Facility Finance Authority Revenue,
Benefits Health System Obligated Group, Refunding, 5.00%, 2/15/41	2,650,000	2,895,125
Billings Clinic Obligated Group, Refunding, Series A, 5.00%, 8/15/48.	10,000,000	11,301,800
		18,530,685
Nebraska 1.0%
Douglas County Hospital Authority No. 2 Revenue, Health Facilities, Children’s Hospital Obligated
Group, 5.00%, 11/15/47	10,000,000	10,986,700
Lancaster County Hospital Authority Revenue, Bryan Memorial Hospital Project No. 1, NATL Insured,
ETM, 6.70%, 6/01/22	1,195,000	1,295,714
Municipal Energy Agency of Nebraska Power Supply System Revenue, Series A, BHAC Insured,
Pre-Refunded, 5.375%, 4/01/39	5,000,000	5,030,250
Omaha Public Facilities Corp. Lease Revenue, Baseball Stadium Project, Pre-Refunded, 5.00%,
6/01/36	9,000,000	9,098,550
Omaha Public Power District Electric System Revenue, Series C, Pre-Refunded, 5.00%, 2/01/39	23,305,000	24,828,448
Omaha Public Power District Separate Electric System Revenue,
Nebraska City 2, Refunding, Series A, 5.00%, 2/01/49	10,000,000	10,982,800
Nebraska City 2, Series A, 5.25%, 2/01/42	10,000,000	11,360,500
Public Power Generation Agency Revenue,
Whelan Energy Center Unit 2, Refunding, Series A, 5.00%, 1/01/39	7,340,000	8,067,908
Whelan Energy Center Unit 2, Refunding, Series A, 5.00%, 1/01/41	5,140,000	5,618,123
University of Nebraska Revenue,
Lincoln Student Fees and Facilities, 5.00%, 7/01/37	5,000,000	5,404,550
Lincoln Student Fees and Facilities, 5.00%, 7/01/42	7,500,000	8,093,625
		100,767,168

|14

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Nevada 0.4%
Carson City Hospital Revenue, Carson Tahoe Regional Healthcare Project, Refunding, Series A, 5.00%,
9/01/47	$2,775,000	$2,931,344
Clark County Passenger Facility Charge Revenue,
Las Vegas, McCarran International Airport, Series A, AGMC Insured, 5.25%, 7/01/39	20,000,000	20,521,400
Las Vegas, McCarran International Airport, Series A, AGMC Insured, 5.25%, 7/01/42	5,000,000	5,129,000
Las Vegas Convention and Visitors Authority Convention Center Expansion Revenue, Series B, 5.00%,
7/01/43	10,000,000	11,201,800
Reno Hospital Revenue,
Washoe Medical Center Project, Refunding, Series C, AGMC Insured, 5.375%, 6/01/39	1,535,000	1,592,102
Washoe Medical Center Project, Series C, AGMC Insured, Pre-Refunded, 5.375%, 6/01/39.	3,465,000	3,628,721
		45,004,367
New Hampshire 0.4%
New Hampshire Health and Education Facilities Authority Revenue,
Concord Hospital Trust, 5.00%, 10/01/47	6,000,000	6,596,400
Elliot Hospital Issue, Refunding, 5.00%, 10/01/38	4,000,000	4,307,880
University System of New Hampshire Issue, Refunding, 5.00%, 7/01/45	10,350,000	11,612,493
New Hampshire Municipal Bond Bank Revenue, Series B, Pre-Refunded, 5.00%, 8/15/39	11,250,000	11,817,225
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligated Group, Series A,
Pre-Refunded, 6.125%, 10/01/39	5,000,000	5,144,100
		39,478,098
New Jersey 1.5%
Bayonne GO, Hudson County, General Improvement, Pre-Refunded, 5.75%, 7/01/35	9,000,000	9,150,480
New Jersey EDA Revenue,
Municipal Rehabilitation, Series A, AMBAC Insured, 5.00%, 4/01/28	4,000,000	4,008,560
School Facilities Construction, Series AAA, 5.00%, 6/15/41	26,000,000	27,397,240
School Facilities Construction, Series NN, 5.00%, 3/01/28	22,000,000	23,579,380
New Jersey State COP,
Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/25	20,305,000	20,572,214
Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/26	8,000,000	8,105,280
Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/27	4,000,000	4,052,640
Equipment Lease Purchase Agreement, Series A, Pre-Refunded, 5.25%, 6/15/28	2,000,000	2,026,320
New Jersey State Educational Facilities Authority Revenue, Higher Education Capital Improvement Fund
Issue, Series B, 5.00%, 9/01/36	14,000,000	14,953,820
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, 5.00%, 6/15/45	15,000,000	15,561,450
Transportation System, Series B, 5.25%, 6/15/36	10,000,000	10,427,900
New Jersey State Turnpike Authority Revenue, Turnpike, Series E, 5.00%, 1/01/45	11,475,000	12,617,451
		152,452,735
New Mexico 0.3%
New Mexico Hospital Equipment Loan Council Hospital System Revenue,
Presbyterian Healthcare Services, Refunding, Series A, 5.00%, 8/01/44	10,000,000	11,010,600
Presbyterian Healthcare Services, Refunding, Series A, 5.00%, 8/01/46	15,000,000	16,717,050
		27,727,650
New York 11.0%
Hudson Yards Infrastructure Corp. Revenue,
Senior, Fiscal 2012, Series A, AGMC Insured, 5.00%, 2/15/47	15,745,000	16,529,101
Senior, Fiscal 2012, Series A, AGMC Insured, Pre-Refunded, 5.00%, 2/15/47	730,000	779,239
Long Island Power Authority Electric System Revenue,
General, Refunding, Series B, 5.00%, 9/01/46	13,000,000	14,433,510
General, Series A, Pre-Refunded, 6.00%, 5/01/33	12,500,000	12,633,875

|15

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
MTA Dedicated Tax Fund Revenue,
Build America Bonds, Series B, Pre-Refunded, 5.25%, 11/15/28	$6,000,000	$6,171,420
Build America Bonds, Series B, Pre-Refunded, 5.25%, 11/15/29	4,000,000	4,114,280
Build America Bonds, Series B, Pre-Refunded, 5.25%, 11/15/30	3,000,000	3,085,710
Build America Bonds, Series B, Pre-Refunded, 5.00%, 11/15/34	15,000,000	15,399,600
MTA Revenue,
Transportation, Refunding, Series D, 4.00%, 11/15/42	10,000,000	10,053,500
Transportation, Series A, 5.00%, 11/15/38	11,800,000	12,731,020
Transportation, Series D, Pre-Refunded, 5.00%, 11/15/34	10,000,000	10,599,700
Transportation, Series D, Pre-Refunded, 5.00%, 11/15/36	9,500,000	10,382,930
Transportation, Series D, Pre-Refunded, 5.25%, 11/15/40	15,000,000	15,965,100
Transportation, Series D, Sub Series D-1, 5.00%, 11/15/39	15,000,000	16,372,500
Transportation, Sub Series A-1, 5.00%, 11/15/40	30,000,000	32,342,100
New York City GO,
Fiscal 2002, Series D, 5.50%, 6/01/24	180,000	180,599
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/23	24,620,000	25,023,276
Series E-1, 5.00%, 3/01/40	14,570,000	16,682,796
Series F, 5.25%, 1/15/23	5,000	5,016
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Fiscal 2009, Refunding, Series EE, 5.25%, 6/15/40	64,970,000	65,772,379
Second General Resolution, Fiscal 2009, Refunding, Series FF, Subseries FF-2, 5.50%, 6/15/40	15,000,000	15,202,200
Second General Resolution, Fiscal 2011, Series GG, Pre-Refunded, 5.00%, 6/15/43	25,000,000	26,981,750
Second General Resolution, Fiscal 2012, Series AA, Pre-Refunded, 5.00%, 6/15/34	10,000,000	10,792,700
Second General Resolution, Fiscal 2012, Series AA, Pre-Refunded, 5.00%, 6/15/44	21,550,000	23,258,268
Second General Resolution, Fiscal 2013, Refunding, Series DD, 5.00%, 6/15/35	30,705,000	34,019,912
Second General Resolution, Fiscal 2014, Refunding, Series BB, 5.00%, 6/15/46	15,000,000	16,384,950
Second General Resolution, Fiscal 2015, Refunding, Series FF, 5.00%, 6/15/39	10,000,000	11,230,500
Second General Resolution, Fiscal 2015, Refunding, Series HH, 5.00%, 6/15/39	15,000,000	16,845,750
Second General Resolution, Fiscal 2017, Series CC, Subseries CC-2, 5.00%, 6/15/46	32,500,000	36,400,325
Second General Resolution, Fiscal 2019, Series DD-1, 5.25%, 6/15/49	12,000,000	13,944,720
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2011, Series S-2, Subseries S-2A, 5.00%, 7/15/40.	35,000,000	37,296,000
Fiscal 2012, Series S-1, Subseries S-1A, 5.25%, 7/15/37.	30,300,000	32,572,197
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Subordinate, Fiscal 2011, Series C, 5.00%, 11/01/39	15,000,000	15,755,400
Future Tax Secured, Subordinate, Fiscal 2014, Series A, Subseries A-1, 5.00%, 11/01/34	15,000,000	16,780,350
Future Tax Secured, Subordinate, Fiscal 2016, Series E, Subseries E-1, 5.00%, 2/01/38	10,000,000	11,246,300
Future Tax Secured, Subordinate, Fiscal 2017, Series B, Subseries B-1, 5.00%, 8/01/36	10,000,000	11,419,400
Future Tax Secured, Subordinate, Fiscal 2017, Series B, Subseries B-1, 5.00%, 8/01/38	10,000,000	11,325,800
Future Tax Secured, Subordinate, Fiscal 2017, Series F, Subseries F-1, 5.00%, 5/01/42	11,095,000	12,531,248
Future Tax Secured, Subordinate, Fiscal 2018, Series C, Subseries C-2, 5.00%, 5/01/38.	11,945,000	13,787,158
New York Liberty Development Corp. Liberty Revenue,
One World Trade Center, Secured by Port Authority Bonds, 5.25%, 12/15/43	25,000,000	27,191,750
Seven World Trade Center Project, Refunding, 5.00%, 9/15/43	6,500,000	6,985,745
New York Liberty Development Corp. Revenue,
Goldman Sachs Headquarters Issue, 5.50%, 10/01/37	24,995,000	31,602,678
Goldman Sachs Headquarters Issue, Second Tranche, 5.25%, 10/01/35	40,000,000	48,948,800
Second Priority Liberty, Bank of America Tower at One Bryant Park Project, Class 1, Refunding,
5.625%, 1/15/46	25,000,000	25,857,750
New York State Dormitory Authority Revenues, Lease, State University Dormitory Facilities, Series A,
5.00%, 7/01/41	10,000,000	10,665,200

|16

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Sales Tax Revenue,
Bid Group 3, Refunding, Series E, 5.00%, 3/15/42.	$59,480,000	$68,331,219
Bid Group 4, Refunding, Series E, 5.00%, 3/15/46.	73,130,000	83,621,961
Bid Group C, Series A, 5.00%, 3/15/43	10,000,000	11,269,400
Refunding, Series C, 5.00%, 3/15/42	33,280,000	38,010,419
State Supported Debt, Series A, 5.00%, 3/15/45	25,000,000	28,447,500
New York State Dormitory Authority State Personal Income Tax Revenue,
Bidding Group 3 Bonds, Refunding, Series B, 5.00%, 2/15/42.	11,035,000	12,507,510
General Purpose, Series A, 5.00%, 2/15/36	15,000,000	16,550,400
Group C, Series B, 5.00%, 2/15/40	20,000,000	22,273,200
New York State Thruway Authority General Junior Indebtedness Obligations Revenue, junior lien, Series
A, 5.00%, 1/01/51	9,000,000	9,833,310
New York State Urban Development Corp. Revenue,
State Personal Income Tax, General Purpose, Series A, 5.00%, 3/15/31	10,000,000	10,622,000
State Personal Income Tax, State Facilities and Equipment, Series B-1, Pre-Refunded, 5.00%,
3/15/36	5,000,000	5,020,150
Port Authority of New York and New Jersey Revenue, Consolidated, Refunding, One Hundred
Seventy-Ninth Series, 5.00%, 12/01/38	20,000,000	22,452,200
Triborough Bridge and Tunnel Authority Revenue, General Purpose, Series B, Pre-Refunded, 5.50%,
1/01/30	15,000,000	16,343,850
		1,153,567,621
North Carolina 1.9%
Charlotte COP, Cultural Arts Facilities, Refunding, Series E, 5.00%, 6/01/34	13,000,000	13,127,790
Charlotte-Mecklenburg Hospital Authority Health Care System Revenue, Carolinas Health Care System,
Variable Rate, Series E, LOC TD Bank National Association, 1.62%, 1/15/44	8,000,000	8,000,000
North Carolina Eastern Municipal Power Agency Power System Revenue,
Series B, ETM, 6.00%, 1/01/22	1,250,000	1,401,488
Series B, ETM, 6.25%, 1/01/23	39,030,000	45,523,421
North Carolina State Capital Improvement Limited Obligation Revenue,
Series A, Pre-Refunded, 5.00%, 5/01/23	20,000,000	20,819,600
Series A, Pre-Refunded, 5.00%, 5/01/26	20,000,000	20,819,600
North Carolina Turnpike Authority Revenue,
Triangle Expressway System, Appropriation, Refunding, Series A, 4.00%, 1/01/39	10,000,000	10,434,100
Triangle Expressway System, Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/33 .	25,000,000	15,220,250
Triangle Expressway System, Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/34 .	15,000,000	8,709,450
Triangle Expressway System, Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/35 .	15,215,000	8,438,543
Raleigh Combined Enterprise System Revenue, Pre-Refunded, 5.00%, 3/01/40	15,830,000	16,907,231
Wake County GO, Refunding, Series C, 5.00%, 3/01/25	21,780,000	25,759,642
		195,161,115
North Dakota 0.2%
University of North Dakota COP,
Infrastructure Energy Improvement Project, Green Certificates, Series A, 5.00%, 4/01/48	5,500,000	6,095,925
Infrastructure Energy Improvement Project, Green Certificates, Series A, 5.00%, 4/01/57	10,000,000	10,944,600
		17,040,525
Ohio 3.5%
Akron Income Tax Revenue, Community Learning Centers, Refunding, Series A, 5.00%, 12/01/29	10,000,000	10,960,100
American Municipal Power Inc. Revenue,
Combined Hydroelectric Projects, Green Bonds, Refunding, Series A, 5.00%, 2/15/46.	20,000,000	21,842,200
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/39	5,000,000	5,471,000
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/42	2,500,000	2,724,525

|17

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, Pre-Refunded, 6.00%,
6/01/45	$6,750,000	$7,128,473
Buckeye Tobacco Settlement Financing Authority Revenue,
Tobacco Settlement, Senior, Convertible, Capital Appreciation, Turbo Term, Series A-3, 6.25%,
6/01/37	15,000,000	14,757,600
Tobacco Settlement, Senior, Turbo Term, Series A-2, 5.75%, 6/01/34	10,000,000	9,363,600
Butler County Hospital Facilities Revenue, UC Health, Refunding, 5.00%, 11/15/45	7,500,000	8,132,475
Cleveland Airport System Revenue, Refunding, Series A, AGMC Insured, 5.00%, 1/01/28	9,500,000	10,245,275
Cleveland-Cuyahoga County Port Authority Development Lease Revenue, Administrative Headquarters
Project, 5.00%, 7/01/37.	6,000,000	7,188,600
Franklin County Hospital Facilities Revenue, OhioHealth Corp., 5.00%, 5/15/40.	10,000,000	10,933,000
Franklin County Revenue,
Trinity Health Credit Group, Series A 2017-OH, 5.00%, 12/01/47.	10,800,000	12,011,652
Trinity Health Credit Group, Series OH, 5.00%, 12/01/46	10,000,000	11,074,700
Hamilton County Healthcare Facilities Revenue, The Christ Hospital Project, AGMC Insured, 5.00%,
6/01/42	22,500,000	23,905,800
Hamilton County Sewer System Revenue, The Metropolitan Sewer District of Greater Cincinnati,
Improvement and Refunding, Series A, 5.00%, 12/01/38	12,000,000	13,448,040
JobsOhio Beverage System Statewide Liquor Profits Revenue, senior lien, Series A, 5.00%, 1/01/38	21,060,000	23,033,111
Kent State University Revenues, General Receipts, Series A, 5.00%, 5/01/37	10,500,000	11,329,080
Northeast Regional Sewer District Revenue,
Wastewater Improvement, Refunding, 4.00%, 11/15/38	10,000,000	10,514,400
Wastewater Improvement, Refunding, 4.00%, 11/15/43	10,000,000	10,336,700
Ohio State Air Quality Development Authority Revenue, Environmental Improvement, Buckeye
Power Inc. Project, 6.00%, 12/01/40	15,000,000	16,055,550
Ohio State Higher Educational Facility Commission Revenue, Hospital Facilities, Summa Health System,
2010 Project, Refunding, AGMC Insured, 5.25%, 11/15/40	15,000,000	15,541,200
Ohio State Hospital Revenue,
Cleveland Clinic Health System Obligated Group, Refunding, Series A, 4.00%, 1/01/36	6,500,000	6,843,395
University Hospitals Health System Inc., Refunding, Series A, AGMC Insured, 5.00%, 1/15/41	7,000,000	7,404,110
Ohio State Turnpike and Infrastructure Commission Revenue, Infrastructure Projects, Capital
Appreciation, junior lien, Series A-3, zero cpn. to 2/14/23, 5.75% thereafter, 2/15/35	35,000,000	35,322,000
Ohio State Turnpike Revenue, Series A, 5.00%, 2/15/43.	20,000,000	22,854,400
Ohio State University Revenue, Special Purpose, General Receipts, Series A, 5.00%, 6/01/38	10,000,000	11,083,400
Toledo Water System Revenue, Improvement and Refunding, 5.00%, 11/15/38	20,000,000	22,119,800
		361,624,186
Oklahoma 0.2%
Edmond Public Works Authority Sales Tax and Utility System Revenue,
5.00%, 7/01/42	4,000,000	4,505,000
5.00%, 7/01/47	4,500,000	5,043,555
McGee Creek Authority Water Revenue, NATL Insured, 6.00%, 1/01/23	155,000	168,373
Oklahoma Development Finance Authority Revenue, Provident Education Resources Inc. Cross Village
Student Housing Project, Series A, 5.00%, 8/01/47	8,000,000	7,491,040
		17,207,968
Oregon 0.6%
Clackamas County School District No.62C Oregon City GO, Refunding, Series B, 5.00%, 6/15/49.	20,000,000	22,822,800
Medford Hospital Facilities Authority Revenue, Hospital, Asante Health System, Series A, AGMC
Insured, 5.00%, 8/15/40	4,935,000	5,101,753
Oregon Health and Science University Revenue, Series A, Pre-Refunded, 5.75%, 7/01/39	5,000,000	5,082,550
Portland Sewer System Revenue, second lien, Series A, 5.00%, 3/01/35	11,540,000	11,903,741
University of Oregon General Revenue, Series A, 5.00%, 4/01/48	14,500,000	16,544,790

|18

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Oregon (continued)
Washington Clackamas and Yamhill Counties Sherwood School District No. 88J GO,
Series A, zero cpn., 6/15/41	$5,725,000	$2,308,721
Series A, zero cpn., 6/15/42	5,900,000	2,272,267
Series A, zero cpn., 6/15/43	5,500,000	2,026,255
		68,062,877
Pennsylvania 3.0%
Allegheny County Sanitary Authority Sewer Revenue, Allegheny County, BAM Insured, 5.25%, 12/01/44 .	5,000,000	5,621,150
Bucks County Water and Sewer Authority Water System Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 12/01/33	5,500,000	6,004,790
AGMC Insured, Pre-Refunded, 5.00%, 12/01/37	10,520,000	11,485,525
AGMC Insured, Pre-Refunded, 5.00%, 12/01/41	5,110,000	5,578,996
Commonwealth Financing Authority Revenue,
Series A, 5.00%, 6/01/33	4,550,000	5,017,285
Series B, 5.00%, 6/01/42	5,400,000	5,792,256
Delaware County Regional Water Quality Control Authority Revenue,
Sewer, 5.00%, 11/01/41	5,000,000	5,630,850
Sewer, 5.00%, 11/01/46	10,315,000	11,571,264
Delaware River Port Authority Revenue, Series D, AGMC Insured, Pre-Refunded, 5.00%, 1/01/40.	15,000,000	15,455,100
Erie Water Authority Water Revenue, Erie County, Refunding, 5.00%, 12/01/43	5,000,000	5,534,500
Lackawanna County GO,
Refunding, Series B, AGMC Insured, 5.00%, 9/01/35.	2,850,000	2,962,917
Series B, AGMC Insured, Pre-Refunded, 5.00%, 9/01/35	4,650,000	4,883,709
Montgomery County IDAR, Meadowood Senior Living Project, Refunding, Series A, 5.00%, 12/01/48	9,000,000	9,390,870
Montour School District GO,
Series A, AGMC Insured, 5.00%, 4/01/40	3,170,000	3,517,622
Series A, AGMC Insured, 5.00%, 4/01/41	2,000,000	2,216,800
Series A, AGMC Insured, 5.00%, 4/01/42	2,000,000	2,215,520
Pennsylvania Convention Center Authority Revenue, Series A, FGIC Insured, ETM, 6.00%, 9/01/19	190,000	194,663
Pennsylvania State Economic Development Financing Authority Revenue,
Water Facilities, Aqua Pennsylvania Inc. Project, Series B, 5.00%, 12/01/43	20,000,000	20,937,000
Water Facility, Pennsylvania-American Water Co. Project, 6.20%, 4/01/39	12,500,000	12,581,250
Pennsylvania State GO, Refunding, First Series, AGMC Insured, 5.00%, 8/15/26	20,805,000	24,275,482
Pennsylvania State Turnpike Commission Turnpike Revenue,
Subordinate, Convertible Capital Appreciation, Series C, AGMC Insured, 6.25%, 6/01/33	5,000,000	6,135,000
Subordinate, Series A, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	8,690,000	8,784,942
Subordinate, Series B, Pre-Refunded, 5.75%, 6/01/39	20,000,000	20,267,400
Subseries A, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	1,310,000	1,324,122
Philadelphia GO,
Refunding, Series A, AGMC Insured, 5.00%, 8/01/24.	9,805,000	9,955,409
Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/24	1,195,000	1,214,933
Philadelphia Municipal Authority Lease Revenue, Pre-Refunded, 6.375%, 4/01/29	4,500,000	4,534,290
Philadelphia School District GO,
Refunding, Series F, 5.00%, 9/01/33	6,415,000	7,181,592
Refunding, Series F, 5.00%, 9/01/36	4,090,000	4,527,957
Philadelphia Water and Wastewater Revenue,
Series A, 5.00%, 7/01/45	15,000,000	16,510,650
Series C, AGMC Insured, 5.00%, 8/01/40.	7,000,000	7,283,990
Pittsburgh and Allegheny County Sports and Exhibition Authority Hotel Room Regional Enterprise Tower
Revenue, Refunding, AGMC Insured, 5.00%, 2/01/35	18,000,000	18,687,060
South Fork Municipal Authority Hospital Revenue, Conemaugh Valley Memorial Hospital, Series B,
Assured Guaranty, Pre-Refunded, 5.375%, 7/01/35	15,000,000	15,731,400

|19

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
State Public School Building Authority Revenue, Commonwealth of Pennsylvania, School Lease, The
School District of Philadelphia Project, Refunding, Series A, AGMC Insured, 5.00%, 6/01/32	$10,000,000	$11,281,100
Westmoreland County Municipal Authority Revenue, Municipal Service, Refunding, BAM Insured, 5.00%,
8/15/42	17,205,000	18,882,143
		313,169,537
Rhode Island 0.9%
Rhode Island Convention Center Authority Revenue, Series A, Assured Guaranty, Pre-Refunded, 5.50%,
5/15/27	17,300,000	17,490,473
Rhode Island Health and Educational Building Corp. Revenue, Hospital Financing, Lifespan Obligation
Group, Refunding, 5.00%, 5/15/39	5,500,000	5,937,800
Rhode Island Housing and Mortgage Finance Corp. Revenue,
Homeownership Opportunity, Refunding, Series 15-A, 6.85%, 10/01/24	120,000	120,415
Homeownership Opportunity, Series 10-A, 6.50%, 10/01/22	210,000	210,708
Homeownership Opportunity, Series 10-A, 6.50%, 4/01/27	130,000	130,654
Rhode Island State Health and Educational Building Corp. Higher Education Facilities Revenue, Brown
University Issue, Refunding, Series A, 5.00%, 9/01/39	9,000,000	9,157,140
Rhode Island State Health and Educational Building Corp. Higher Education Facility Revenue,
Board of Governors for Higher Education, University of Rhode Island, Auxiliary Enterprise Issue,
Series B, AGMC Insured, Pre-Re, 5.00%, 9/15/30	7,535,000	7,922,902
Board of Governors for Higher Education, University of Rhode Island, Auxiliary Enterprise Issue,
Series B, AGMC Insured, Pre-Re, 5.00%, 9/15/35	4,500,000	4,731,660
Board of Governors for Higher Education, University of Rhode Island, Auxiliary Enterprise Issue,
Series B, AGMC Insured, Pre-Re, 5.00%, 9/15/40	10,270,000	10,798,699
New England Institute of Technology Issue, Series A, Pre-Refunded, 5.125%, 3/01/40	16,435,000	17,015,813
Rhode Island State Health and Educational Building Corp. Revenue,
Hospital Financing, Lifespan Obligated Group Issue, Series A, Pre-Refunded, 7.00%, 5/15/39	8,200,000	8,322,180
Public Schools, Bond Financing Program, Town of East Greenwich Issue, Series A, 5.00%, 5/15/37.	10,000,000	10,877,900
		92,716,344
South Carolina 1.2%
Greenwood County Hospital Revenue,
Facilities Self Regional Healthcare, Refunding, 4.00%, 10/01/37	8,465,000	8,670,276
Facilities Self Regional Healthcare, Refunding, 4.00%, 10/01/39	1,195,000	1,209,806
Piedmont Municipal Power Agency Electric Revenue, Refunding, NATL Insured, 6.25%, 1/01/21.	200,000	216,618
Rock Hill Utility System Revenue,
Combined Utility System, Refunding, 5.00%, 1/01/41.	7,690,000	8,461,538
Combined Utility System, Refunding, 5.00%, 1/01/47.	5,000,000	5,482,250
South Carolina Jobs EDA Hospital Revenue,
AnMed Health Project, Improvement, Series B, Assured Guaranty, Pre-Refunded, 5.375%, 2/01/29 .	4,000,000	4,000,000
McLeod Health Projects, Refunding and Improvement, 5.00%, 11/01/48	20,000,000	22,283,400
Palmetto Health, Improvement, Pre-Refunded, 5.75%, 8/01/39	3,000,000	3,059,520
South Carolina Jobs-EDA Hospital Revenue,
Prisma Health Obligated Group, Refunding, Series A, 5.00%, 5/01/43	20,000,000	21,838,200
Prisma Health Obligated Group, Refunding, Series A, 5.00%, 5/01/48	15,000,000	16,305,600
South Carolina State Public Service Authority Revenue, Refunding and Improvement, Series A, 5.00%,
12/01/55	20,000,000	20,936,000
Spartanburg Water System Revenue, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/39	6,000,000	6,066,660
Woodruff Roebuck Water District Revenue, South Carolina Water System Improvement, AGMC Insured,
Pre-Refunded, 5.00%, 6/01/40.	3,000,000	3,129,090
		121,658,958

|20

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
South Dakota 0.7%
Huron School District No. 2-2 GO, 5.00%, 6/15/39	$4,000,000	$4,535,560
South Dakota State Building Authority Revenue, Refunding, Series A, 5.00%, 6/01/42	5,450,000	6,106,779
South Dakota State Health and Educational Facilities Authority Revenue,
Avera Health Issue, Refunding, 4.00%, 7/01/42	10,000,000	10,135,300
Avera Health Issue, Refunding, 5.00%, 7/01/46	13,000,000	14,211,210
Regional Health, 4.00%, 9/01/37	10,920,000	11,174,764
Regional Health, 5.00%, 9/01/40	10,000,000	11,149,700
Vocational Education Program, Refunding, Series A, 5.00%, 8/01/38	3,475,000	3,956,878
Vocational Education Program, Refunding, Series A, 5.00%, 8/01/46	6,005,000	6,522,811
Vocational Education Program, Series A, 5.125%, 8/01/46	7,000,000	7,514,920
		75,307,922
Tennessee 1.3%
Johnson City Health and Educational Facilities Board Hospital Revenue,
Johnson City Medical Center Hospital, Improvement, Series C, NATL Insured, ETM, 5.25%,
7/01/28	8,500,000	8,882,670
Johnson City Medical Center Hospital, Improvement, Series C, NATL Insured, Pre-Refunded,
5.125%, 7/01/25	115,000	115,513
Knox County Health Educational and Housing Facility Board Hospital Revenue, Covenant Health,
Refunding, Series A, 5.00%, 1/01/42	35,000,000	38,194,100
Memphis-Shelby County Airport Authority Airport Revenue,
5.00%, 7/01/43	7,500,000	8,287,350
5.00%, 7/01/47	11,000,000	12,127,060
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue,
Green Bonds, Subordinate, Series A, 5.00%, 7/01/46	6,000,000	6,828,420
Subordinate, Refunding, Series B, 5.00%, 7/01/42.	21,645,000	24,702,356
Subordinate, Refunding, Series B, 5.00%, 7/01/46.	15,925,000	18,123,765
Tennessee State School Bond Authority Revenue, Higher Educational Facilities Second Program, Series
A, 5.00%, 11/01/47.	15,000,000	17,167,050
		134,428,284
Texas 12.8%
Arlington Special Tax Revenue, Tarrant County, senior lien, Series A, AGMC Insured, 4.00%, 2/15/44	20,000,000	20,407,600
Austin Community College District Public Facility Corp. Lease Revenue, Hays New Campus Project,
Travis Williamson Hays Bastrop Lee and Caldwell Counties, 5.00%, 8/01/36	5,700,000	6,221,550
Austin Electric Utility System Revenue, Travis Williamson and Hays Counties, Refunding, Series A,
5.00%, 11/15/45.	10,000,000	11,198,900
Austin Water and Wastewater System Revenue, Travis Williamson and Hays Counties, Refunding,
Series A, 5.00%, 11/15/38.	20,000,000	22,051,200
Central Texas Regional Mobility Authority Revenue,
senior lien, Pre-Refunded, 6.00%, 1/01/41	14,000,000	15,084,160
senior lien, Refunding, 5.00%, 1/01/40	12,505,000	13,703,104
senior lien, Refunding, 5.00%, 1/01/46	11,245,000	12,228,600
senior lien, Series A, 5.00%, 1/01/45	5,000,000	5,418,100
Corpus Christi Utility System Revenue,
Improvement, junior lien, 5.00%, 7/15/38	6,000,000	6,595,680
Improvement, junior lien, 5.00%, 7/15/43	7,000,000	7,667,240
Improvement, junior lien, Series A, 5.00%, 7/15/40	13,200,000	14,622,696
Crowley ISD, GO, Tarrant and Johnson Counties, School Building, PSF Guarantee, 5.00%, 8/01/45	10,000,000	11,259,700
Dallas Area Rapid Transit Sales Tax Revenue,
Refunding, Series A, 5.00%, 12/01/46	10,000,000	11,212,500
Refunding, Series A, 5.00%, 12/01/48	12,200,000	13,655,338
Dallas Civic Center Revenue, Refunding and Improvement, Assured Guaranty, 5.25%, 8/15/34.	18,975,000	19,306,873

|21

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Texas (continued)
Dallas Waterworks and Sewer System Revenue,
Pre-Refunded, 5.00%, 10/01/35	$4,515,000	$4,757,501
Refunding, 5.00%, 10/01/35	5,485,000	5,756,562
Dallas/Fort Worth International Airport Revenue,
Joint Improvement, Series A, 5.00%, 11/01/42	25,000,000	26,066,500
Joint Refunding, Series D, 5.25%, 11/01/32	10,000,000	11,241,100
Ector County ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/36	10,355,000	11,546,550
Forney ISD, GO, Refunding, PSF Guarantee, 5.00%, 8/15/37	15,000,000	17,004,750
Frisco ISD,
GO, Collin and Denton Counties, School Building, Refunding, Series B, PSF Guarantee, 5.00%,
8/15/41	10,000,000	11,288,700
GO, Collin and Denton Counties, School Building, Refunding, Series B, PSF Guarantee, 5.00%,
8/15/46	20,000,000	22,491,600
Goose Creek Consolidated ISD, GO, Schoolhouse, PSF Guarantee, Pre-Refunded, 5.00%, 2/15/38	6,045,000	6,786,238
Grand Parkway Transportation Corp. System Toll Revenue,
Capital Appreciation, Series B, zero cpn. to 9/30/23, 5.80% thereafter, 10/01/45	10,000,000	9,559,200
Tela Supported, Subordinate Tier, Series A, 5.00%, 10/01/48	7,720,000	8,723,677
Harris County Cultural Education Facilities Finance Corp. Revenue,
Houston Methodist Hospital, 5.00%, 12/01/45	30,000,000	32,888,700
Memorial Hermann Health System, 5.00%, 7/01/45.	15,000,000	16,364,700
Harris County Toll Road Revenue, senior lien, Refunding, Series A, 5.00%, 8/15/43	8,000,000	9,061,200
Hays County GO, Road, Pre-Refunded, 5.00%, 2/15/36	6,960,000	7,195,039
Hidalgo County Regional Mobility Authority Vehicle Registration Revenue,
senior lien, Refunding, 5.25%, 12/01/38	5,000,000	5,669,800
senior lien, Refunding, 5.00%, 12/01/43	5,000,000	5,559,850
Houston Utility System Revenue, Combined, first lien, Refunding, Series D, 5.00%, 11/15/36	10,000,000	10,767,700
Hutto ISD, GO, Refunding, Series A, PSF Guarantee, 5.00%, 8/01/39	10,000,000	11,164,900
Keller ISD, GO, School Building, Pre-Refunded, 5.50%, 2/15/35	10,000,000	10,012,300
Lamar Consolidated ISD, GO, Fort Bend County, Schoolhouse, Refunding, PSF Gurantee, 5.00%,
2/15/43	30,000,000	34,001,700
Laredo Waterworks Sewer System Revenue,
AGMC Insured, 5.00%, 3/01/41.	2,500,000	2,640,650
Pre-Refunded, 5.25%, 3/01/40	16,535,000	17,150,267
Refunding, 4.00%, 3/01/41	9,690,000	9,893,490
Lower Colorado River Authority Transmission Contract Revenue,
LCRA Transmission Services Corp. Project, Refunding, 5.50%, 5/15/36	15,310,000	15,450,546
LCRA Transmission Services Corp. Project, Refunding, 5.00%, 5/15/43	10,000,000	11,200,400
LCRA Transmission Services Corp. Project, Refunding, Series A, 5.00%, 5/15/36	10,000,000	11,017,100
Lubbock-Cooper ISD, GO, Refunding, PSF Guarantee, 5.00%, 2/15/41	12,500,000	14,156,875
Lufkin Health Facilities Development Corp. Revenue, Memorial Health System of East Texas, Pre-
Refunded, 6.25%, 2/15/37.	5,000,000	5,007,100
Mesquite ISD, GO, Dallas County, School Building, PSF Gurantee, 5.00%, 8/15/43	11,845,000	13,454,025
Midlothian ISD, GO, School Building, Series A, PSF Guarantee, 5.00%, 2/15/47	11,865,000	13,348,956
New Hope Cultural Education Facilities Finance Corp. Revenue, Texas A&M University Project, Series
A-1, 5.00%, 4/01/46	6,000,000	6,629,220
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue,
CHF-Collegiate Housing Island Campus LLC, Series A, 5.00%, 4/01/37.	2,500,000	2,479,225
Collegiate Housing Corpus Christi II, Texas A&M University Corpus Christi Project, Series A, 5.00%,
4/01/48	7,825,000	7,540,874
NCCD-College Station Properties LLC, Texas A&M University Project, Series A, 5.00%, 7/01/47	10,000,000	9,013,400
North East Regional Mobility Authority Revenue, senior lien, Series A, 5.00%, 1/01/41.	16,750,000	17,855,835
North Fort Bend Water Authority Water System Revenue, Assured Guaranty, 5.25%, 12/15/34	40,000,000	41,155,600

|22

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Texas (continued)
North Harris County Regional Water Authority Revenue,
senior lien, Refunding, 4.00%, 12/15/41	$20,000,000	$20,709,400
senior lien, Refunding, 5.00%, 12/15/46	18,460,000	20,563,148
North Texas Tollway Authority Revenue,
first tier, Series A, 6.25%, 1/01/39	2,270,000	2,277,673
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, 6.50%, 1/01/43	25,000,000	30,521,750
Special Projects System, Capital Appreciation, Series B, Pre-Refunded, zero cpn., 9/01/37	7,500,000	3,406,050
Special Projects System, Capital Appreciation, Series B, Pre-Refunded, zero cpn., 9/01/43	7,500,000	2,170,800
Special Projects System, Capital Appreciation, Series C, Pre-Refunded, zero cpn. to 9/01/21,
6.75% thereafter, 9/01/45	25,000,000	31,370,750
System, first tier, Refunding, Series A, 5.00%, 1/01/39	10,000,000	11,106,400
System, first tier, Refunding, Series A, 5.00%, 1/01/43	47,000,000	52,929,050
System, first tier, Refunding, Series A, 5.00%, 1/01/48	33,500,000	37,506,935
System, second tier, Refunding, 5.00%, 1/01/48	25,250,000	28,187,837
System, second tier, Refunding, Series A, 5.00%, 1/01/35	10,000,000	11,138,200
System, second tier, Refunding, Series A, 5.00%, 1/01/38	10,000,000	11,012,600
System, second tier, Refunding, Series B, 5.00%, 1/01/48	10,000,000	11,064,500
Palestine ISD, GO, Anderson County, School Building, Assured Guaranty, Pre-Refunded, 5.50%,
2/15/39	12,530,000	12,545,036
Prosper ISD, GO, School Building, PSF Guarantee, 5.00%, 2/15/47.	9,725,000	10,997,808
Red River Education Financing Corp. Higher Education Revenue, St. Edwards University Project,
Refunding, 5.00%, 6/01/46	2,250,000	2,406,263
San Antonio Airport System Revenue, Passenger Facility Charge, sub. lien, Improvement and
Refunding, AGMC Insured, 5.375%, 7/01/40	5,000,000	5,226,700
San Antonio Electric and Gas Systems Revenue, junior lien, 5.00%, 2/01/38	10,000,000	10,920,200
San Antonio Public Facilities Corp. Lease Revenue, Improvement and Refunding, Lease, Convention
Center Refinancing and Expansion Project, 4.00%, 9/15/42	36,500,000	36,842,735
San Antonio Water System Revenue,
Bexar County, junior lien, Refunding, Series A, 5.00%, 5/15/43	6,000,000	6,855,780
Bexar County, junior lien, Refunding, Series A, 5.00%, 5/15/48	10,000,000	11,366,100
San Jacinto River Authority Special Project Revenue,
Group Project, AGMC Insured, 5.00%, 10/01/32	5,000,000	5,096,500
Group Project, AGMC Insured, 5.00%, 10/01/37	3,000,000	3,054,720
San Marcos Electric Utility System Revenue, Hays Caldwell and Guadalupe Counties, BAM Insured,
5.00%, 11/01/33.	6,300,000	6,892,074
Schertz-Cibolo-Universal City ISD, GO, School Building, PSF Guarantee, 5.00%, 2/01/42	10,000,000	11,206,100
Southwest Higher Education Authority Revenue, Southern Methodist University Project, Series A,
5.00%, 10/01/38.	24,380,000	26,908,694
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue,
Cook Children’s Medical Center, Refunding, Series A, 5.25%, 12/01/39	10,000,000	11,093,400
Hendrick Medical Center Obligation Group, Refunding, 5.50%, 9/01/43	5,350,000	5,881,629
Tarrant County Cultural Education Facilities Finance Corp. Revenue,
Christus Health, Series B, 5.00%, 7/01/43	10,000,000	11,069,900
Texas Health Resources System, Series A, 5.00%, 11/15/52	5,000,000	5,436,950
Tarrant County Health Facilities Development Corp. Health System Revenue,
Harris Methodist Health System, FGIC Insured, ETM, 6.00%, 9/01/24	2,680,000	3,025,854
Harris Methodist Health System, NATL Insured, ETM, 6.00%, 9/01/24	2,230,000	2,517,781
Tarrant Regional Water District Water Revenue, Refunding and Improvement, 5.00%, 3/01/37	10,000,000	10,821,700
Texas City IDC Marine Terminal Revenue, ARCO Pipe Line Co. Project, Refunding, 7.375%, 10/01/20	500,000	543,345
Texas State GO,
Transportation Commission, Refunding, Series A, 5.00%, 10/01/39	30,000,000	33,580,500
Water Financial Assistance, Refunding, Series C-1, 5.00%, 8/01/34	7,000,000	7,108,430
Texas State Municipal Power Agency Revenue, Transmission, sub. lien, Refunding, 5.00%, 9/01/40	15,250,000	15,825,382

|23

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Texas (continued)
Texas State Transportation Commission Turnpike System Revenue,
first tier, Refunding, Series A, AGMC Insured, 5.00%, 8/15/41.	$16,000,000	$17,309,760
first tier, Refunding, Series A, BAM Insured, 5.00%, 8/15/41	9,665,000	10,456,177
first tier, Refunding, Series B, 5.00%, 8/15/37	10,000,000	11,119,900
second tier, Refunding, Series C, 5.00%, 8/15/37	15,000,000	16,077,300
second tier, Refunding, Series C, 5.00%, 8/15/42	10,000,000	10,615,500
Texas State Water Development Board Revenue,
State Water Implementation Fund, Master Trust, Series A, 4.00%, 10/15/42.	25,000,000	25,872,250
State Water Implementation Fund, Master Trust, Series B, 4.00%, 10/15/43	25,000,000	25,894,250
State Water Implementation Fund, Master Trust, Series B, 5.00%, 4/15/49.	15,000,000	17,167,800
West Travis County Public Utility Agency Revenue, Refunding, BAM Insured, 4.00%, 8/15/41	5,000,000	5,086,850
		1,337,323,532
Utah 1.4%
Central Utah Water Conservancy District Water Revenue,
Refunding, Series B, 4.00%, 10/01/37	2,600,000	2,756,130
Refunding, Series B, 4.00%, 10/01/38	10,000,000	10,561,700
Jordan Valley Water Conservancy District Water Revenue,
Refunding, Series B, 4.00%, 10/01/41	6,000,000	6,208,560
Series B, Pre-Refunded, 5.00%, 10/01/41	15,000,000	16,027,800
Salt Lake City Airport Revenue,
Salt Lake City International Airport, Series A, 5.00%, 7/01/42	15,000,000	16,568,700
Salt Lake City International Airport, Series A, 5.00%, 7/01/47	10,000,000	10,992,400
Salt Lake City International Airport, Series A, 5.25%, 7/01/48	10,000,000	11,332,200
State Board of Regents University of Utah Revenue,
General, Refunding, Series A, 5.00%, 8/01/44	12,240,000	14,052,744
General, Series A, Pre-Refunded, 5.00%, 8/01/43	21,975,000	25,057,213
Utah Associated Municipal Power Systems Revenue, Central St. George Project, Pre-Refunded, 5.25%,
12/01/27	9,735,000	10,013,421
Utah State Municipal Power Agency Supply System Revenue, Series B, 5.00%, 7/01/38	10,000,000	11,213,600
Weber Basin Water Conservancy District Water Revenue, Series B, 5.00%, 4/01/39	7,180,000	7,959,461
		142,743,929
Vermont 0.4%
Vermont Educational and Health Buildings Financing Agency Revenue,
Middlebury College Project, Refunding, 5.00%, 11/01/38	10,000,000	10,219,500
Middlebury College Project, Refunding, 5.00%, 11/01/40	26,565,000	27,867,748
The University of Vermont Medical Center Project, Refunding, Series A, 5.00%, 12/01/36	5,000,000	5,639,000
		43,726,248
Virginia 0.6%
Chesterfield County EDA Revenue, Bon Secours Health System Inc., Series C-2, Assured Guaranty,
Pre-Refunded, 5.00%, 11/01/42	8,000,000	8,424,080
Hampton Roads Sanitation District Wastewater Revenue, Subordinate, Series A, 5.00%, 10/01/47	14,575,000	16,639,403
Hampton Roads Transportation Accountability Commission Revenue, Transportation Fund, senior lien,
Series A, 5.00%, 7/01/42	25,000,000	28,706,000
Virginia State Resources Authority Infrastructure Revenue,
Virginia Pooled Financing Program, Refunding, Series A, 5.00%, 11/01/39.	6,370,000	7,011,905
Virginia Pooled Financing Program, Series A, Pre-Refunded, 5.00%, 11/01/39	5,985,000	6,700,207
		67,481,595
Washington 2.4%
FYI Properties Lease Revenue,
Washington State District Project, 5.50%, 6/01/34	11,935,000	12,066,762
Washington State District Project, 5.50%, 6/01/39	16,250,000	16,425,175

|24

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Washington (continued)
King County Sewer Revenue,
Pre-Refunded, 5.00%, 1/01/32	$7,085,000	$7,408,926
Refunding, 5.00%, 7/01/49	12,000,000	13,543,320
NJB Properties Lease Revenue, King County Washington Project, Series A, 5.00%, 12/01/36	5,000	5,014
Port of Seattle Revenue, intermediate lien, Series A, 5.00%, 5/01/43	15,500,000	17,092,935
Seattle Municipal Light and Power Revenue,
Improvement and Refunding, Series A, 4.00%, 1/01/42	10,855,000	11,183,147
Improvement and Refunding, Series C, 4.00%, 9/01/36	22,170,000	23,422,162
University of Washington Revenues, 5.00%, 4/01/48	29,450,000	33,273,788
Washington Health Care Facilities Authority Revenue,
Central Washington Health Services Assn., Pre-Refunded, 6.75%, 7/01/29	5,000,000	5,101,550
Fred Hutchinson Cancer Research Center, Refunding, Series A, 5.00%, 1/01/47	10,000,000	10,934,200
Fred Hutchinson Cancer Research Center, Series A, Pre-Refunded, 6.00%, 1/01/33	7,500,000	7,629,900
MultiCare Health System, Refunding, Series B, 4.00%, 8/15/41	25,000,000	25,302,500
MultiCare Health System, Series B, Assured Guaranty, Pre-Refunded, 6.00%, 8/15/39	3,000,000	3,067,350
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/42	10,175,000	10,889,285
Providence Health and Services, Refunding, Series D, 5.00%, 10/01/41	10,000,000	10,870,500
Seattle Children’s Hospital, Refunding, Series B, 5.00%, 10/01/38.	15,000,000	16,541,850
Washington State Convention Center Public Facilities District Revenue, Lodging Tax, 5.00%, 7/01/43	13,870,000	15,596,121
Washington State GO, Motor Vehicle Fuel Tax, Senior 520 Corridor Program Toll, Series C, 5.00%,
6/01/33	5,000,000	5,337,800
Washington State Higher Education Facilities Authority Revenue,
Whitworth University Project, Pre-Refunded, 5.375%, 10/01/29.	3,000,000	3,070,800
Whitworth University Project, Pre-Refunded, 5.875%, 10/01/34.	6,000,000	6,161,160
		254,924,245
West Virginia 1.0%
Berkeley County Public Service Sewer District Sewer Revenue, Refunding, Series B, BAM Insured,
5.00%, 6/01/36	1,000,000	1,125,700
West Virginia EDA Lottery Revenue, Series A, Pre-Refunded, 5.00%, 6/15/35	9,415,000	9,831,896
West Virginia Hospital Finance Authority Revenue,
Hospital, Improvement, Cabell Huntington Hospital Obligated Group, Refunding, Series A, 5.00%,
1/01/43	13,250,000	14,540,683
Hospital, Improvement, West Virginia University Health System Obligated Group, Series A, 5.00%,
6/01/42	7,000,000	7,578,760
Hospital, Improvement, West Virginia University Health System Obligated Group, Series A, 5.00%,
6/01/47	10,190,000	10,979,725
Hospital, Improvement, West Virginia University Health System Obligated Group, Series A, 5.00%,
6/01/52	20,700,000	22,213,584
West Virginia State University Revenues, West Virginia University Projects, Series A, 5.00%, 10/01/44	21,800,000	24,405,754
West Virginia State Water Development Authority Infrastructure Revenue,
West Virginia Infrastructure and Jobs Development Council Program, Refunding, Series A, 5.00%,
10/01/36	5,000,000	5,538,750
West Virginia Infrastructure and Jobs Development Council Program, Refunding, Series A, 5.00%,
10/01/45	5,435,000	5,917,302
		102,132,154

|25

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Wisconsin 1.3%
Monroe RDAR, The Monroe Clinic Inc., Pre-Refunded, 6.00%, 2/15/39	$11,790,000	$11,805,799
Superior Limited Obligation Revenue, Midwest Energy Resources Company Project, Refunding, Series
E, NATL Insured, 6.90%, 8/01/21	3,000,000	3,352,440
Wisconsin Health and Educational Facilities Authority Revenue,
Marquette University, Refunding, Series B-1, 5.00%, 10/01/30	3,880,000	3,983,014
Marquette University, Refunding, Series B-2, 5.00%, 10/01/30	2,540,000	2,607,437
Marquette University, Series B-1, Pre-Refunded, 5.00%, 10/01/30	2,985,000	3,068,013
Marquette University, Series B-1, Pre-Refunded, 5.00%, 10/01/33	1,500,000	1,542,375
Marquette University, Series B-2, Pre-Refunded, 5.00%, 10/01/30	930,000	956,691
Marquette University, Series B-3, 5.00%, 10/01/30	1,570,000	1,611,684
Marquette University, Series B-3, Pre-Refunded, 5.00%, 10/01/30	580,000	596,646
Marquette University, Series B-3, Pre-Refunded, 5.00%, 10/01/33	1,750,000	1,800,225
Marshfield Clinic Health System Inc., Refunding, Series C, 5.00%, 2/15/47	37,795,000	40,664,396
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,125,050
Wisconsin State General Fund Annual Appropriation Revenue,
Series A, Pre-Refunded, 6.00%, 5/01/33	25,290,000	25,560,097
Series A, Pre-Refunded, 6.00%, 5/01/36	20,000,000	20,213,600
Wisconsin State Health and Educational Facilities Authority Revenue, Children’s Hospital of Wisconsin,
Refunding, 4.00%, 8/15/42	15,000,000	15,238,500
		138,125,967
Wyoming 0.1%
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Dry Fork Station
Facilities, Series A, 5.75%, 7/15/39	5,500,000	5,592,785
Wyoming Municipal Power Agency Power Supply System Revenue, Series A, BAM Insured, 5.00%,
1/01/42	7,000,000	7,786,100
		13,378,885
U.S. Territories 0.2%
Puerto Rico 0.2%
[b] Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	18,925,000	11,804,469
Series XX, 5.25%, 7/01/40	15,000,000	9,393,750
		21,198,219
Total Municipal Bonds before Short Term Investments (Cost $9,837,583,645)	.	10,273,975,318

Short Term Investments 1.2%

Municipal Bonds 1.2%
Florida 1.0%
[c] Martin County PCR, Florida Power and Light Co. Project Revenue, Refunding, Daily VRDN and Put,
1.70%, 7/15/22	29,600,000	29,600,000
[c] St. Lucie County PCR, Florida Power and Light Co. Project, Refunding, Daily VRDN and Put, 1.68%,
9/01/28	77,500,000	77,500,000
		107,100,000
New York 0.0%†
[c] New York City GO, Fiscal 2015, Series F, Subseries F-6, SPA JPMorgan Chase Bank, Daily VRDN and
Put, 1.63%, 6/01/44	3,000,000	3,000,000

|26

FRANKLIN FEDERAL TAX-FREE INCOME FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value
Short Term Investments (continued)

Municipal Bonds (continued)
Tennessee 0.2%
[c] Shelby County Health Educational and Housing Facility Board Revenue, Methodist Le Bonheur
Healthcare, Refunding, Series A, AGMC Insured, SPA US Bank National Association, Daily VRDN and
Put, 1.62%, 6/01/42	$17,400,000	$17,400,000
Total Short Term Investments (Cost $127,500,000)		127,500,000
Total Investments (Cost $9,965,083,645) 99.6%		10,401,475,318
Other Assets, less Liabilities 0.4%		41,427,140
Net Assets 100.0%		$10,442,902,458

See Abbreviations on page 30.

†Rounds to less than 0.1% of net assets.
aSecurity purchased on a when-issued basis.
bDefaulted security or security for which income has been deemed uncollectible.
cVariable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

|27

FRANKLIN FEDERAL TAX-FREE INCOME FUND

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Federal Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

3. CONCENTRATION OF RISK

Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical financial instruments

|28

FRANKLIN FEDERAL TAX-FREE INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

At January 31, 2019, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

|29

FRANKLIN FEDERAL TAX-FREE INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

ABBREVIATIONS

Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.	IDB	Industrial Development Bond/Board
AMBAC	American Municipal Bond Assurance Corp.	IDC	Industrial Development Corp.
BAM	Build America Mutual Assurance Co.	ISD	Independent School District
BHAC	Berkshire Hathaway Assurance Corp.	LOC	Letter of Credit
CDA	Community Development Authority/Agency	MFH	Multi-Family Housing
COP	Certificate of Participation	MFHR	Multi-Family Housing Revenue
EDA	Economic Development Authority	MFMR	Multi-Family Mortgage Revenue
EDC	Economic Development Corp.	MTA	Metropolitan Transit Authority
ETM	Escrow to Maturity	NATL	National Public Financial Guarantee Corp.
FGIC	Financial Guaranty Insurance Co.	PCC	Pollution Control Corp.
FHLMC	Federal Home Loan Mortgage Corp.	PCR	Pollution Control Revenue
FICO	Financing Corp.	PSF	Permanent School Fund
GO	General Obligation	RDA	Redevelopment Agency/Authority
HFA	Housing Finance Authority/Agency	RDAR	Redevelopment Agency Revenue
HFAR	Housing Finance Authority Revenue	SPA	Standby Purchase Agreement
IDA	Industrial Development Authority/Agency	UHSD	Unified/Union High School District
IDAR	Industrial Development Authority Revenue	USD	Unified/Union School District

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|30

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

By _/s/Matthew T. Hinkle _

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date  March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _/s/Matthew T. Hinkle _

      Chief Executive Officer –

Finance and Administration

Date  March 27, 2019

By __/s/Gaston Gardey____

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  March 27, 2019